UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05594

Exact name of registrant as specified in charter:	Prudential Short-Term Corporate Bond Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	12/31/2011

Date of reporting period:	6/30/2011

Item 1 –	Reports to Stockholders

SEMIANNUAL REPORT	JUNE 30, 2011

Prudential Short-Term Corporate Bond Fund, Inc.

Fund Type Corporate Bond Objective High current income consistent with the preservation of principal

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2011, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

To enroll in e-delivery, go to www.prudentialfunds.com/edelivery

August 15, 2011

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. Semiannual reports are interim statements furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Thank you for choosing the Prudential Investments® family of mutual funds.

Sincerely,

Judy A. Rice, President

Prudential Short-Term Corporate Bond Fund, Inc.

Prudential Short-Term Corporate Bond Fund, Inc.	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 3.25% (Class A shares). Gross operating expenses: Class A, 0.81%; Class B, 1.51%; Class C, 1.51%; Class R, 1.26%; Class Z, 0.51%. Net operating expenses: Class A, 0.76%; Class B, 1.51%; Class C, 1.51%; Class R, 1.01%; Class Z, 0.51%, after contractual reduction for Class A, Class C, and Class R shares through 4/30/2012.

Cumulative Total Returns (Without Sales Charges) as of 6/30/11
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	2.25%	4.30%	34.49%	59.60%	—
Class B	1.87	3.53	29.50	48.35	—
Class C	1.78	3.52	30.91	51.66	—
Class R	2.12	4.04	32.86	N/A	38.07% (5/17/04)
Class Z	2.38	4.56	36.28	63.90	—
Barclays Capital 1–5 Year U.S. Credit Index	2.55	4.78	33.93	67.68	—
Lipper Short/Int. Inv.-Grade Debt Funds Avg.	2.20	3.98	28.34	53.84	—

Average Annual Total Returns (With Sales Charges) as of 6/30/11
		One Year	Five Years	Ten Years	Since Inception
Class A		0.91%	5.41%	4.44%	—
Class B		0.53	5.31	4.02	—
Class C		2.52	5.53	4.25	—
Class R		4.04	5.85	N/A	4.63% (5/17/04)
Class Z		4.56	6.39	5.07	—
Barclays Capital 1–5 Year U.S. Credit Index		4.78	6.02	5.30	—
Lipper Short/Int. Inv.-Grade Debt Funds Avg.		3.98	5.08	4.36	—

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

Inception returns are provided for any share class with less than 10 calendar years of returns.

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The average annual total returns take into account applicable sales charges. The Fund charges a maximum front-end sales charge of 3.25% for Class A shares and a 12b-1 fee of up to 0.30% annually. Under certain circumstances, Class A shares may be subject to a 0.50% contingent deferred sales charge (CDSC). In addition, under certain circumstances, an exchange may be made from Class A, Class B or Class C to Class Z shares of the Fund. Class B shares are subject to a declining CDSC of 3%, 2%, 1%, and 1%, for the first four years, respectively, after purchase and a 12b-1 fee of 1% annually. Approximately five years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are subject to a CDSC of 1% for shares redeemed within 12 months of purchase and a 12b-1 fee of up to 1% annually. Class R shares are not subject to a sales charge, but are subject to a 12b-1 fee of up to 0.75%. Class Z shares are not subject to a sales charge and a 12b-1 fee. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period.

Benchmark Definitions

Barclays Capital 1–5 Year U.S. Credit Index

The Barclays Capital 1–5 Year U.S. Credit Index is an unmanaged index of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet specific maturity (between one and five years), liquidity, and quality requirements. It gives an indication of how short- and intermediate-term bonds have performed. Barclays Capital 1–5 Year U.S. Credit Index Closest Month-End to Inception cumulative total return is 40.07% for Class R. Barclays Capital 1–5 Year U.S. Credit Index Closest Month-End to Inception average annual return is 4.87% for Class R.

Lipper Short/Intermediate Investment-Grade Debt Funds Average

The Lipper Short/Intermediate Investment-Grade Debt Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Short/Intermediate Investment-Grade Debt Funds category for the periods noted. Funds in the Lipper Average invest primarily in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of one to five years. Lipper Average Closest Month-End to Inception cumulative total return is 33.83% for Class R. Lipper Average Closest Month-End to Inception average annual return is 4.17% for Class R.

Investors cannot invest directly in an index or average. The returns for the Barclays Capital 1–5 Year U.S. Credit would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Distributions and Yields as of 6/30/11
	Total Distributions Paid for Six Months	30-Day SEC Yield
Class A	$0.23	1.38%
Class B	0.18	0.68
Class C	0.18	0.68
Class R	0.21	1.18
Class Z	0.24	1.67

Prudential Short-Term Corporate Bond Fund, Inc.	3

Your Fund’s Performance (continued)

Allocation expressed as a percentage of net assets as of 6/30/11
Corporate Bonds	92.0%
Commercial Mortgage-Backed Securities	4.0
Foreign Agencies	0.7
Municipal Bonds	0.5
Non-Residential Mortgage-Backed Securities	0.3
Foreign Local Government	0.3

Allocations reflect only long-term investments and are subject to change.

Credit Quality* expressed as a percentage of net assets as of 6/30/11
U.S. Government & Agency	0.2%
Aaa	4.1
Aa	13.4
A	34.0
Baa	39.7
Ba	5.9
B	0.7
Not Rated	8.9
Total Investments	106.9
Liabilities in excess of other assets	–6.9
Net Assets	100.0%

*Source: Moody’s rating, defaulting to S&P when not rated by Moody’s.

Credit Quality is subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on January 1, 2011, at the beginning of the period, and held through the six-month period ended June 30, 2011. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Prudential Short-Term Corporate Bond Fund, Inc.	5

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Short-Term Corporate Bond Fund, Inc.		Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,022.50	0.76%	$3.81
	Hypothetical	$1,000.00	$1,021.03	0.76%	$3.81

Class B	Actual	$1,000.00	$1,018.70	1.51%	$7.56
	Hypothetical	$1,000.00	$1,017.31	1.51%	$7.55

Class C	Actual	$1,000.00	$1,017.80	1.51%	$7.55
	Hypothetical	$1,000.00	$1,017.31	1.51%	$7.55

Class R	Actual	$1,000.00	$1,021.20	1.01%	$5.06
	Hypothetical	$1,000.00	$1,019.79	1.01%	$5.06

Class Z	Actual	$1,000.00	$1,023.80	0.51%	$2.56
	Hypothetical	$1,000.00	$1,022.27	0.51%	$2.56

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2011, and divided by the 365 days in the Fund’s fiscal year ending December 31, 2011 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of June 30, 2011 (Unaudited)

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

LONG-TERM INVESTMENTS 98.1%
ASSET-BACKED SECURITIES 0.3%

Non-Residential Mortgage-Backed Securities
Fuel Trust, Sec’d. Notes, 144A	Baa2	3.984%	06/15/16	$3,100	$3,074,813
Sec’d. Notes, 144A	Baa2	4.207	04/15/16	10,695	10,735,780

TOTAL ASSET-BACKED SECURITIES (cost $13,809,994)					13,810,593

BANK LOAN

Technology
Lender Processing Services, Inc.(b) (cost $480,150)	Baa3	2.686	07/02/14	485	470,609

COMMERCIAL MORTGAGE-BACKED SECURITIES 4.0%
Bear Stearns Commercial Mortgage Securities, Ser. , Class A3	AAA(a)	5.736	06/11/50	15,000	15,993,846
Citigroup Commercial Mortgage Trust, Ser. , Class A2(b)	Aaa	5.886	12/10/49	4,220	4,338,147
Ser. 2007-C6, Class )	Aaa	5.886	12/10/49	10,000	10,635,628
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD2, Class	Aaa	5.408	01/15/46	3,603	3,600,159
Ser. 2007-CD4, Class	Aaa	5.205	12/11/49	14,249	14,550,326
Credit Suisse Mortgage Capital Certificates, Ser. 2007-C1, Class A2	Aaa	5.268	02/15/40	8,873	8,898,420
GE Capital Commercial Mortgage Corp., Ser. 2006-C1, Class A4(b)	AAA(a)	5.512	03/10/44	10,000	10,880,081
GS Mortgage Securities Corp. II, Ser. 2006-GG8, Class A2	Aaa	5.479	11/10/39	2,979	2,991,714
Ser. 2007-GG10, Class A2(b)	Aaa	5.778	08/10/45	11,908	12,217,812
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP4, Class A4(b)	Aaa	4.918	10/15/42	14,000	15,103,361
Ser. 2007-LD11, Class A2(b)	Aaa	5.990	06/15/49	8,000	8,221,495
LB-UBS Commercial Mortgage Trust, Ser. 2005-C3, Class A3	Aaa	4.647	07/15/30	15,000	15,156,963
Ser. 2005-C5, Class A2	AAA(a)	4.885	09/15/30	9	8,836

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	7

Portfolio of Investments

as of June 30, 2011 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Ser. 2007-C2, Class A2	AAA(a)	5.303%	02/15/40	$14,066	$14,349,512
Merrill Lynch Mortgage Trust, Ser. 2005-CIP1, Class A2	Aaa	4.960	07/12/38	1,285	1,315,172
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-1, Class A3B(b)	AAA(a)	5.657	02/12/39	5,500	5,642,028
Ser. 2007-6, Class A2	Aaa	5.331	03/12/51	14,780	15,027,196
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C28, Class A2	Aaa	5.500	10/15/48	12,467	12,531,141
Ser. 2007-C33, Class A3(b)	Aaa	6.097	02/15/51	11,193	11,899,021

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $184,800,994)					183,360,858

CORPORATE BONDS 92.0%

Aerospace & Defense 1.5%
BAE Systems Holdings, Inc., Gtd. Notes, 144A(c)	Baa2	4.950	06/01/14	2,500	2,685,995
Gtd. Notes, 144A	Baa2	5.200	08/15/15	7,000	7,599,914
Gtd. Notes, 144A	Baa2	6.400	12/15/11	5,750	5,901,139
Boeing Capital Corp., Sr. Unsec’d. Notes(c)	A2	3.250	10/27/14	4,750	5,028,597
Boeing Co. (The), Sr. Unsec’d. Notes	A2	3.500	02/15/15	8,835	9,371,656
Sr. Unsec’d. Notes(c)	A2	5.000	03/15/14	2,400	2,639,443
General Dynamics Corp., Gtd. Notes	A2	5.250	02/01/14	2,115	2,342,422
L-3 Communications Corp., Gtd. Notes, Ser. B	Ba1	6.375	10/15/15	2,070	2,126,925
Martin Marietta Corp., Sr. Unsec’d. Notes	Baa1	7.375	04/15/13	3,000	3,317,715
Northrop Grumman Corp., Sr. Unsec’d. Notes	Baa2	1.850	11/15/15	9,450	9,274,570
Sr. Unsec’d. Notes	Baa2	3.700	08/01/14	4,500	4,775,157
Raytheon Co., Sr. Unsec’d. Notes	Baa1	1.625	10/15/15	10,305	10,071,983
Rockwell Collins, Inc., Sr. Unsec’d. Notes	A1	4.750	12/01/13	2,000	2,146,404

					67,281,920

See Notes to Financial Statements.

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Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Airlines 0.4%
American Airlines Pass-Through Trust, Pass-thru Certs., Ser. 01-2	Ba1	7.858%	10/01/11	$205	$207,563
Continental Airlines 1999-1 Class A Pass-Through Trust, Pass-thru Certs. Ser. 991A	Baa2	6.545	02/02/19	3,271	3,438,837
Continental Airlines, Inc., Pass Through Trust, Pass-thru Certs., Ser. 2001-1, Class A-1(d)	Baa2	6.703	06/15/21	313	326,775
Pass-thru Certs., Ser. 2001-1, Class B(c)	Ba1	7.373	12/15/15	80	80,136
Delta Air Lines, Inc., Pass Through Trust, Pass-thru Certs., Ser. 2001-1, Class A-2	BBB-(a)	7.111	09/18/11	6,150	6,218,880
Pass-thru Certs., Ser. 2010-1, Class A(c)	Baa2	6.200	07/02/18	5,371	5,596,536
Pass-thru Certs., Ser. 2010-2, Class A(c)	Baa2	4.950	05/23/19	3,179	3,178,812

					19,047,539

Automotive 1.4%
American Honda Finance Corp., Sr. Unsec’d. Notes, 144A	A1	2.375	03/18/13	10,000	10,189,850
Sr. Unsec’d. Notes, 144A	A1	6.700	10/01/13	1,000	1,114,022
Daimler Finance North America LLC, Gtd. Notes, 144A(c)	A3	1.950	03/28/14	15,000	15,123,705
Gtd. Notes, MTN	A3	5.750	09/08/11	11,155	11,256,310
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(c)	Ba2	5.625	09/15/15	6,980	7,225,619
Harley-Davidson Funding Corp., Gtd. Notes, 144A, MTN	Baa1	5.750	12/15/14	1,175	1,284,315
Johnson Controls, Inc., Sr. Unsec’d. Notes	Baa1	1.750	02/28/14	4,165	4,199,528
RCI Banque SA (France), Sr. Unsec’d. Notes, 144A	Baa2	3.400	04/11/14	3,625	3,692,048
Volkswagen International Finance NV (Netherlands), Gtd. Notes, 144A	A3	1.625	08/12/13	10,000	10,068,110

					64,153,507

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	9

Portfolio of Investments

as of June 30, 2011 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Banking 24.4%
Abbey National Treasury Services PLC (United Kingdom), Gtd. Notes.	Aa3	2.875%	04/25/14	$2,425	$2,433,720
Gtd. Notes., 144A, MTN	Aa3	3.875	11/10/14	7,250	7,383,045
ABN AMRO Bank NV (Netherlands), Sr. Unsec’d. Notes, 144A	Aa3	3.000	01/31/14	11,150	11,390,160
American Express Bank FSB, Sr. Unsec’d. Notes, MTN	A2	5.500	04/16/13	9,000	9,628,164
American Express Co., Sr. Unsec’d. Notes(c)	A3	7.250	05/20/14	3,900	4,460,383
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	A2	2.750	09/15/15	9,990	9,987,023
Sr. Unsec’d. Notes, MTN	A2	5.125	08/25/14	7,400	8,075,775
Sr. Unsec’d. Notes, MTN	A2	5.875	05/02/13	4,850	5,221,224
Sr. Unsec’d. Notes, Ser. C, MTN	A2	7.300	08/20/13	15,800	17,585,226
ANZ National International Ltd. (New Zealand), Gtd. Notes., 144A	Aa3	2.375	12/21/12	5,000	5,076,745
Gtd. Notes., 144A, MTN	Aa3	6.200	07/19/13	2,500	2,724,450
Bank of America Corp. , Sr. Unsec’d. Notes(c)	A2	3.625	03/17/16	10,000	10,028,800
Sr. Unsec’d. Notes(c)	A2	3.700	09/01/15	9,780	9,859,560
Sr. Unsec’d. Notes(c)	A2	4.500	04/01/15	15,700	16,414,350
Sr. Unsec’d. Notes	A2	4.750	08/01/15	17,925	18,806,390
Sr. Unsec’d. Notes	A2	4.875	01/15/13	15,000	15,729,615
Sr. Unsec’d. Notes, MTN(c)	A2	4.900	05/01/13	9,100	9,586,550
Sr. Unsec’d. Notes	A2	5.375	09/11/12	4,000	4,192,444
Sr. Unsec’d. Notes, MTN	A2	7.375	05/15/14	20,300	22,821,179
Sub. Notes(d)	A3	4.750	08/15/13	7,000	7,338,275
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	Aa2	2.950	06/18/15	15,000	15,482,505
Bank of Tokyo-Mitsubishi UFJ Ltd. (Japan), Notes, 144A	Aa2	2.450	09/11/15	18,500	18,501,869
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	5.200	07/10/14	7,050	7,626,514
BB&T Corp., Sr. Unsec’d. Notes, MTN	A2	3.850	07/27/12	5,000	5,164,445
Capital One Financial Corp., Sr. Unsec’d. Notes, MTN	Baa1	5.700	09/15/11	4,230	4,272,469
Sr. Unsec’d. Notes	Baa1	7.375	05/23/14	10,409	11,885,361

See Notes to Financial Statements.

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Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Banking (cont’d.)
Citigroup, Inc., Sr. Unsec’d. Notes(c)	A3	3.953%	06/15/16	$11,175	$11,439,937
Sr. Unsec’d. Notes(c)	A3	4.587	12/15/15	16,190	17,025,550
Sr. Unsec’d. Notes(c)	A3	4.750	05/19/15	6,000	6,345,372
Sr. Unsec’d. Notes	A3	5.250	02/27/12	3,000	3,086,964
Sr. Unsec’d. Notes	A3	5.500	04/11/13	38,815	41,208,954
Sr. Unsec’d. Notes	A3	5.850	07/02/13	4,000	4,287,036
Sr. Unsec’d. Notes	A3	6.000	12/13/13	6,540	7,110,805
Sr. Unsec’d. Notes	A3	6.500	08/19/13	10,915	11,870,696
Sub. Notes	Baa1	4.875	05/07/15	2,000	2,084,174
Sub. Notes	Baa1	5.000	09/15/14	35,280	36,971,958
Commonwealth Bank of Australia (Australia), Sr. Unsec’d. Notes, 144A, MTN	Aa2	3.750	10/15/14	12,445	13,075,227
Countrywide Financial Corp., Gtd. Notes, MTN (original cost $10,368,770; purchased 06/04/07-05/27/10)(c)(d)(e)	A2	5.800	06/07/12	10,182	10,621,038
Credit Suisse/NY (Switzerland), Sr. Unsec’d. Notes, MTN	Aa1	5.000	05/15/13	22,636	24,161,983
Sr. Unsec’d. Notes, MTN	Aa1	5.500	05/01/14	2,250	2,471,276
Deutsche Bank AG/London (Germany), Sr. Unsec’d. Notes	Aa3	2.375	01/11/13	5,000	5,072,390
Sr. Unsec’d. Notes, Ser. G, MTN	Aa3	4.875	05/20/13	12,500	13,279,363
FIA Card Services NA, Sub. Notes, MTN	A1	6.625	06/15/12	3,000	3,133,872
Sub. Notes	A1	7.125	11/15/12	6,375	6,804,930
Fifth Third Bancorp, Sr. Unsec’d. Notes	Baa1	3.625	01/25/16	7,565	7,630,717
Sr. Unsec’d. Notes	Baa1	6.250	05/01/13	430	465,549
Goldman Sachs Group, Inc. (The), Sr. Notes(c)	A1	3.700	08/01/15	21,620	22,014,954
Sr. Unsec’d. Notes, MTN	A1	3.625	08/01/12	3,965	4,080,794
Sr. Unsec’d. Notes(c)	A1	3.625	02/07/16	13,000	13,141,154
Sr. Unsec’d. Notes(c)	A1	4.750	07/15/13	11,000	11,611,952
Sr. Unsec’d. Notes	A1	5.125	01/15/15	15,000	16,096,515
Sr. Unsec’d. Notes	A1	5.150	01/15/14	15,259	16,292,645
Sr. Unsec’d. Notes(c)	A1	5.250	10/15/13	5,830	6,255,234

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	11

Portfolio of Investments

as of June 30, 2011 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Banking (cont’d.)
Sr. Unsec’d. Notes	A1	5.450%	11/01/12	$3,005	$3,175,915
Sr. Unsec’d. Notes, MTN	A1	6.000	05/01/14	12,500	13,712,025
HSBC Bank PLC (United Kingdom), Sr. Notes, 144A	Aa2	1.625	08/12/13	5,000	5,018,525
Sr. Notes, 144A(c)	Aa2	3.500	06/28/15	6,730	6,905,875
Sr. Unsec’d. Notes, 144A(c)	Aa2	2.000	01/19/14	19,000	19,102,543
Sr. Unsec’d. Notes, 144A	Aa2	3.100	05/24/16	8,200	8,145,790
HSBC Holdings PLC (United Kingdom), Sub. Notes(c)	A1	5.250	12/12/12	8,997	9,490,045
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	3.150	07/05/16	13,725	13,808,970
Sr. Unsec’d. Notes	Aa3	3.400	06/24/15	20,000	20,533,020
Sr. Unsec’d. Notes	Aa3	3.450	03/01/16	15,000	15,279,525
Sr. Unsec’d. Notes(c)	Aa3	3.700	01/20/15	13,175	13,699,457
Sr. Unsec’d. Notes	Aa3	5.375	10/01/12	1,000	1,056,724
Sr. Unsec’d. Notes, MTN	Aa3	5.375	01/15/14	12,415	13,515,391
Sub. Notes	A1	5.125	09/15/14	34,861	37,672,470
Sub. Notes	A1	5.750	01/02/13	20,437	21,784,677
KeyBank NA, Sub. Notes, MTN	Baa1	5.700	08/15/12	1,300	1,360,874
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes., 144A, MTN(c)	Aa3	4.375	01/12/15	14,400	14,614,618
Merrill Lynch & Co., Inc.,
Sr. Unsec’d. Notes, MTN(c)	A2	5.450	02/05/13	15,220	16,145,254
Sr. Unsec’d. Notes, MTN(c)	A2	6.050	08/15/12	1,665	1,752,764
Morgan Stanley, Sr. Unsec’d. Notes	A2	3.800	04/29/16	19,950	19,718,341
Sr. Unsec’d. Notes	A2	4.000	07/24/15	17,000	17,300,747
Sr. Unsec’d. Notes	A2	4.200	11/20/14	5,000	5,192,555
Sr. Unsec’d. Notes	A2	5.300	03/01/13	7,810	8,257,575
Sr. Unsec’d. Notes	A2	5.375	10/15/15	475	507,774
Sr. Unsec’d. Notes, MTN	A2	6.000	05/13/14	10,000	10,891,200
Sr. Unsec’d. Notes, MTN	A2	6.000	04/28/15	9,590	10,396,203
Sr. Unsec’d. Notes, Ser. G, MTN(c)	A2	4.100	01/26/15	14,700	15,102,692
Sub. Notes(c)	A3	4.750	04/01/14	10,000	10,423,860
National Australia Bank Ltd. (Australia), Sr. Unsec’d. Notes, 144A	Aa2	2.500	01/08/13	10,000	10,192,630

See Notes to Financial Statements.

12	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Banking (cont’d.)
National City Bank, Sub. Notes	A3	4.625%	05/01/13	$3,350	$3,530,588
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A	Aa2	3.700	11/13/14	7,900	8,265,170
PNC Funding Corp., Gtd. Notes	A3	3.000	05/19/14	5,575	5,779,619
Gtd. Notes	A3	3.625	02/08/15	4,575	4,818,646
Gtd. Notes	A3	4.250	09/21/15	6,500	6,973,830
Gtd. Notes	A3	5.400	06/10/14	3,630	4,005,396
Rabobank Nederland NV (Netherlands), Sr. Unsec’d. Notes, 144A(c)	Aaa	4.200	05/13/14	3,850	4,121,302
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes(c)	Aa3	3.250	01/11/14	4,245	4,303,432
Gtd. Notes, 144A, MTN	Aa3	4.875	08/25/14	5,250	5,464,016
Gtd. Notes	Aa3	4.875	03/16/15	10,000	10,378,280
Gtd. Notes, Ser. 2	Aa3	3.400	08/23/13	16,125	16,499,906
Santander Holdings USA, Inc., Sr. Unsec’d. Notes(c)	Baa1	4.625	04/19/16	3,055	3,070,171
Standard Chartered PLC (United Kingdom), Sr. Unsec’d. Notes, 144A(c)	A2	3.200	05/12/16	10,000	9,903,480
Sumitomo Mitsui Banking Corp. (Japan), Sr. Unsec’d. Notes, 144A	Aa2	2.150	07/22/13	9,500	9,640,192
SunTrust Banks, Inc., Sr. Unsec’d. Notes	Baa1	5.250	11/05/12	610	641,296
Svenska Handelsbanken AB (Sweden), Sr. Unsec’d. Notes, 144A	Aa2	4.875	06/10/14	2,500	2,700,402
UBS AG (Switzerland), Sr. Unsec’d. Notes, Ser. DPNT, MTN	Aa3	3.875	01/15/15	2,500	2,609,522
US Bancorp, Jr. Sub. Notes	A2	3.442	02/01/16	10,000	10,159,470
US Bank NA, Sub. Notes	Aa3	6.300	02/04/14	665	741,106
Wachovia Bank NA, Sub. Notes, MTN	Aa3	4.800	11/01/14	10,700	11,436,588
Wachovia Corp., Sr. Unsec’d. Notes, MTN(b)(c)	A1	2.043	05/01/13	5,000	5,132,180
Sr. Unsec’d. Notes, MTN(c)	A1	5.500	05/01/13	14,100	15,162,463
Sr. Unsec’d. Notes, MTN	A1	5.700	08/01/13	4,900	5,323,517

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	13

Portfolio of Investments

as of June 30, 2011 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Banking (cont’d.)
Sub. Notes	A2	5.250%	08/01/14	$7,650	$8,199,767
Wells Fargo & Co., Sr. Unsec’d. Notes(c)	A1	3.676	06/15/16	16,650	17,105,194
Sr. Unsec’d. Notes, Ser. I, MTN(c)	A1	3.750	10/01/14	5,000	5,269,540
Wells Fargo Capital XIII, Ltd. Gtd. Notes, Ser. G, MTN(b)(c)	Baa3	7.700	12/29/49	500	510,000
Wells Fargo Capital XV, Ltd. Gtd. Notes(b)(c)	Baa3	9.750	12/31/49	5,710	6,024,050
Westpac Banking Corp. (Australia),
Sr. Unsec’d. Notes	Aa2	4.200	02/27/15	5,000	5,290,940

					1,117,135,382

Brokerage 0.3%
BlackRock, Inc., Sr. Unsec’d. Notes	A1	3.500	12/10/14	5,980	6,302,118
Charles Schwab Corp. (The), Sr. Unsec’d. Notes	A2	4.950	06/01/14	2,150	2,357,318
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes, MTN(f)	NR	5.250	02/06/12	1,520	397,100
Sr. Unsec’d. Notes, MTN(f)	NR	5.625	01/24/13	1,000	265,000
Sr. Unsec’d. Notes, MTN(f)	NR	6.000	07/19/12	900	235,125
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes	Baa2	5.000	03/04/15	5,760	6,073,062

					15,629,723

Building Materials & Construction 0.1%
CRH America, Inc., Gtd. Notes	Baa1	5.300	10/15/13	2,000	2,140,264
Gtd. Notes	Baa1	5.625	09/30/11	373	377,092
Lafarge SA (France), Sr. Unsec’d. Notes	Baa3	6.150	07/15/11	700	701,658
Mohawk Industries, Inc., Sr. Unsec’d. Notes	Ba2	6.875	01/15/16	1,400	1,522,500

					4,741,514

Cable 2.5%
AT&T Broadband LLC, Gtd. Notes(c)	Baa1	8.375	03/15/13	4,780	5,353,786
Charter Communications Operating LLC, Sec’d. Notes, 144A	Ba2	8.000	04/30/12	10,100	10,504,000

See Notes to Financial Statements.

14	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Cable (cont’d.)
Comcast Corp., Gtd. Notes	Baa1	6.500%	01/15/15	$17,855	$20,427,584
Comcast Holdings Corp., Gtd. Notes	Baa2	10.625	07/15/12	3,000	3,298,137
COX Communications, Inc., Sr. Unsec’d. Notes (original cost $3,343,207; purchased 01/29/09-06/03/09)(d)(e)	Baa2	5.450	12/15/14	3,501	3,901,976
Sr. Unsec’d. Notes (original cost $4,505,440; purchased 8/17/10)(d)(e)	Baa2	5.500	10/01/15	4,000	4,490,120
Unsec’d. Notes (original cost $2,059,317; purchased 12/11/09)(d)(e)	Baa2	4.625	06/01/13	1,950	2,070,584
Unsec’d. Notes (original cost $840,536; purchased 08/19/09)(d)(e)	Baa2	7.125	10/01/12	765	820,488
DIRECTV Holdings LLC, Gtd. Notes	Baa2	4.750	10/01/14	17,475	19,128,537
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes(c)	Baa2	3.500	03/01/16	7,850	8,102,888
Gtd. Notes	Baa2	7.625	05/15/16	2,500	2,725,000
DISH DBS Corp., Gtd. Notes	Ba3	6.375	10/01/11	4,500	4,539,375
Time Warner Cable, Inc., Gtd. Notes(c)	Baa2	3.500	02/01/15	6,600	6,884,368
Gtd. Notes(c)	Baa2	7.500	04/01/14	3,870	4,458,453
Gtd. Notes	Baa2	8.250	02/14/14	17,095	19,884,032

					116,589,328

Capital Goods 2.0%
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN	A2	4.850	12/07/12	6,270	6,644,263
Sr. Unsec’d. Notes, MTN	A2	6.200	09/30/13	455	506,313
Danaher Corp., Sr. Notes(c)	A2	2.300	06/23/16	9,475	9,467,448
Emerson Electric Co., Sr. Unsec’d. Notes	A2	4.125	04/15/15	3,000	3,264,672
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $5,439,482; purchased 01/04/11)(d)(e)	Baa1	2.250	01/10/14	5,450	5,504,347

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	15

Portfolio of Investments

as of June 30, 2011 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Capital Goods (cont’d.)
Gtd. Notes, 144A (original cost $3,329,864; purchased 06/24/10)(d)(e)	Baa1	2.750%	07/01/13	$3,335	$3,402,360
Gtd. Notes, 144A (original cost $6,241,857; purchased 10/10/07-01/22/10)(d)(e)	Baa1	5.800	10/15/12	5,900	6,220,152
Gtd. Notes, 144A (original cost $815,000; purchased 05/08/09)(d)(e)	Baa1	5.900	11/15/15	1,000	1,124,060
Gtd. Notes, 144A (original cost $1,132,613; purchased 12/17/10)(d)(e)	Baa1	6.375	10/15/17	1,011	1,162,694
Illinois Tool Works, Inc., Sr. Unsec’d. Notes	A1	5.150	04/01/14	2,000	2,219,294
ITT Corp., Sr. Unsec’d. Notes	Baa1	4.900	05/01/14	3,500	3,818,105
John Deere Capital Corp., Sr. Unsec’d. Notes(c)	A2	2.250	06/07/16	16,340	16,326,993
Sr. Unsec’d. Notes, MTN	A2	2.950	03/09/15	4,840	5,039,282
Sr. Unsec’d. Notes, MTN(c)	A2	4.500	04/03/13	2,500	2,659,118
Republic Services, Inc., Gtd. Notes	Baa3	6.750	08/15/11	2,625	2,641,337
Siemens Financieringsmaatschappij NV (Netherlands), Gtd. Notes, 144A	A1	5.500	02/16/12	508	523,215
Textron, Inc., Sr. Unsec’d. Notes	Baa3	6.200	03/15/15	6,000	6,657,354
Timken Co. (The), Sr. Unsec’d. Notes	Baa2	6.000	09/15/14	2,665	2,946,722
Tyco International Finance SA (Luxembourg), Gtd. Notes	A3	4.125	10/15/14	1,100	1,170,114
Waste Management, Inc., Gtd. Notes	Baa3	6.375	11/15/12	7,730	8,276,913
Gtd. Notes	Baa3	6.375	03/11/15	1,000	1,144,237

					90,718,993

Chemicals 1.8%
Ashland, Inc., Gtd. Notes(c)	Ba1	9.125	06/01/17	1,600	1,800,000
Chevron Phillips Chemical Co. LLC, Sr. Unsec’d. Notes, 144A	Baa1	7.000	06/15/14	2,500	2,821,165
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	5.900	02/15/15	21,120	23,724,455
Sr. Unsec’d. Notes	Baa3	6.000	10/01/12	476	504,707

See Notes to Financial Statements.

16	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Chemicals (cont’d.)
Sr. Unsec’d. Notes	Baa3	7.600%	05/15/14	$13,083	$15,171,518
E.I. du Pont de Nemours & Co., Sr. Unsec’d. Notes(c)	A2	3.250	01/15/15	6,670	6,989,206
Sr. Unsec’d. Notes	A2	5.000	01/15/13	245	260,650
Eastman Chemical Co., Sr. Unsec’d. Notes	Baa2	3.000	12/15/15	3,950	4,009,511
ICI Wilmington, Inc., Gtd. Notes	Baa1	5.625	12/01/13	6,745	7,315,607
Lubrizol Corp., Gtd. Notes	Baa1	5.500	10/01/14	5,860	6,570,156
Potash Corp. of Saskatchewan, Inc. (Canada), Sr. Unsec’d. Notes(c)	Baa1	5.250	05/15/14	7,000	7,694,673
PPG Industries, Inc., Sr. Unsec’d. Notes	Baa1	1.900	01/15/16	4,665	4,542,408
Sr. Unsec’d. Notes	Baa1	5.750	03/15/13	1,000	1,074,194

					82,478,250

Consumer 0.4%
Clorox Co. (The), Sr. Unsec’d. Notes	Baa1	5.450	10/15/12	8,079	8,525,559
Fortune Brands, Inc., Sr. Unsec’d. Notes(c)	Baa3	6.375	06/15/14	1,250	1,389,652
Koninklijke Philips Electronics NV (Netherlands), Sr. Unsec’d. Notes	A3	4.625	03/11/13	1,000	1,055,164
Procter & Gamble Co. (The), Sr. Unsec’d. Notes	Aa3	3.500	02/15/15	2,000	2,134,450
Whirlpool Corp., Unsec’d. Notes, MTN	Baa3	8.600	05/01/14	3,000	3,495,912

					16,600,737

Electric 5.7%
Alliant Energy Corp., Sr. Unsec’d. Notes	Baa1	4.000	10/15/14	2,000	2,104,028
Ameren Corp., Sr. Unsec’d. Notes	Baa3	8.875	05/15/14	5,000	5,792,620
Arizona Public Service Co., Sr. Unsec’d. Notes	Baa2	6.375	10/15/11	2,640	2,681,340
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	Baa2	6.125	07/01/13	950	1,038,702

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	17

Portfolio of Investments

as of June 30, 2011 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Electric (cont’d.)
CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. U	A3	7.000%	03/01/14	$4,310	$4,927,761
Cleveland Electric Illuminating Co. (The), Sr. Unsec’d. Notes	Baa3	5.650	12/15/13	3,300	3,606,682
CMS Energy Corp., Sr. Unsec’d. Notes	Ba1	2.750	05/15/14	17,600	17,616,016
Sr. Unsec’d. Notes	Ba1	4.250	09/30/15	10,675	10,979,793
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes(c)	A3	5.550	04/01/14	2,500	2,776,065
Consolidated Natural Gas Co., Sr. Unsec’d. Notes, Ser. C	Baa2	6.250	11/01/11	5,000	5,090,405
Consumers Energy Co., First Mtge. Bonds, Ser. D	A3	5.375	04/15/13	1,500	1,611,139
Delmarva Power & Light Co., First Mtge. Bonds	A3	6.400	12/01/13	2,000	2,238,218
Detroit Edison Co. (The), Sr. Sec’d. Notes	A2	5.200	10/15/12	5,000	5,278,800
Sr. Sec’d. Notes	A2	6.400	10/01/13	1,000	1,113,306
Dominion Resources, Inc., Sr. Unsec’d. Notes	Baa2	2.250	09/01/15	5,000	4,986,745
Sr. Unsec’d. Notes, Ser. B	Baa2	6.250	06/30/12	2,000	2,104,616
DTE Energy Co., Sr. Unsec’d. Notes(b)	Baa2	0.955	06/03/13	5,800	5,815,503
Sr. Unsec’d. Notes	Baa2	7.625	05/15/14	1,550	1,789,120
Duke Energy Corp., Sr. Unsec’d. Notes	Baa2	3.950	09/15/14	5,000	5,317,445
Sr. Unsec’d. Notes	Baa2	5.650	06/15/13	1,700	1,843,548
Sr. Unsec’d. Notes	Baa2	6.300	02/01/14	6,700	7,482,305
EDP Finance BV (Netherlands),
Sr. Unsec’d. Notes, 144A(c)	Baa1	5.375	11/02/12	4,500	4,505,886
ENEL Finance International SA (Luxembourg),
Gtd. Notes, 144A	A2	3.875	10/07/14	15,080	15,561,173
Gtd. Notes, 144A	A2	5.700	01/15/13	620	652,891
Entergy Texas, Inc., First Mtge. Bonds	Baa2	3.600	06/01/15	2,475	2,541,486
FirstEnergy Corp., Sr. Unsec’d. Notes, Ser. B	Baa3	6.450	11/15/11	25	25,468

See Notes to Financial Statements.

18	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Electric (cont’d.)
FirstEnergy Solutions Corp., Gtd. Notes	Baa2	4.800%	02/15/15	$4,200	$4,506,134
Great Plains Energy, Inc., Sr. Unsec’d. Notes	Baa3	2.750	08/15/13	3,330	3,405,904
Iberdrola Finance Ireland Ltd. (Ireland), Gtd. Notes, 144A	A3	3.800	09/11/14	11,025	11,260,031
Interstate Power & Light Co., Sr. Unsec’d. Notes	A3	3.300	06/15/15	3,200	3,287,350
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A1	6.250	06/17/14	2,000	2,194,152
LG&E And KU Energy LLC, Notes, 144A	Baa2	2.125	11/15/15	17,800	17,369,382
MidAmerican Energy Co., Sr. Unsec’d. Notes	A2	5.650	07/15/12	2,175	2,286,029
MidAmerican Energy Holdings Co., Sr. Unsec’d. Notes	Baa1	3.150	07/15/12	5,000	5,119,950
National Rural Utilities Cooperative Finance Corp.	A1	2.625	09/16/12	3,200	3,273,318
Nevada Power Co., Genl. Ref. Mtge., Ser. L	Baa2	5.875	01/15/15	13,350	14,953,629
Nextera Energy Capital Holdings, Inc., Gtd. Notes	Baa1	2.600	09/01/15	8,300	8,261,953
Gtd. Notes	Baa1	5.350	06/15/13	705	754,007
Gtd. Notes	Baa1	5.625	09/01/11	275	277,073
Niagara Mohawk Power Corp., Sr. Unsec’d. Notes, 144A	A3	3.553	10/01/14	4,750	4,973,849
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	Baa1	5.950	09/01/13	7,100	7,743,714
Sr. Sec’d. Notes	Baa1	6.375	05/01/12	4,202	4,382,417
Sr. Sec’d. Notes	Baa1	6.375	01/15/15	3,000	3,413,040
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	A3	6.250	12/01/13	13,500	15,067,067
PECO Energy Co., First Mtge. Bonds	A1	5.000	10/01/14	2,685	2,963,663
Progress Energy, Inc., Sr. Unsec’d. Notes	Baa2	6.050	03/15/14	3,400	3,791,224

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	19

Portfolio of Investments

as of June 30, 2011 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Electric (cont’d.)
PSEG Power LLC, Gtd. Notes	Baa1	2.500%	04/15/13	$9,190	$9,359,188
Gtd. Notes	Baa1	6.950	06/01/12	260	274,121
Southern California Edison Co.	A1	5.750	03/15/14	2,425	2,712,906
Southern Co. (The), Sr. Unsec’d. Notes	Baa1	4.150	05/15/14	1,500	1,606,860
TECO Finance, Inc., Gtd. Notes	Baa3	4.000	03/15/16	4,000	4,188,532
Transalta Corp. (Canada),
Sr. Unsec’d. Notes	Baa2	4.750	01/15/15	3,860	4,122,059
Virginia Electric and Power Co.,
Sr. Unsec’d. Notes	A3	5.100	11/30/12	900	953,181
Wisconsin Electric Power Co.,
Sr. Unsec’d. Notes	A2	6.000	04/01/14	435	490,525

					262,472,319

Energy - Integrated 3.0%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.125	10/01/15	13,945	14,317,262
Gtd. Notes(c)	A2	3.200	03/11/16	12,950	13,171,445
Gtd. Notes	A2	3.625	05/08/14	6,800	7,147,629
Gtd. Notes(c)	A2	5.250	11/07/13	17,610	19,079,801
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	4.500	09/15/14	8,875	9,632,082
Chevron Corp., Sr. Unsec’d. Notes	Aa1	3.950	03/03/14	1,280	1,379,375
ConocoPhillips, Gtd. Notes	A1	4.600	01/15/15	2,300	2,540,458
Gtd. Notes	A1	4.750	02/01/14	13,840	15,101,433
ConocoPhillips Australia Funding Co., Gtd. Notes	A1	5.500	04/15/13	2,400	2,596,726
Hess Corp., Sr. Unsec’d. Notes	Baa2	7.000	02/15/14	9,680	10,993,857
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	6.250	06/15/12	2,707	2,845,558
Marathon Petroleum Corp., Gtd. Notes, 144A(c)	Baa2	3.500	03/01/16	4,300	4,407,960
PC Financial Partnership, Gtd. Notes	Baa2	5.000	11/15/14	1,598	1,753,469
Petro-Canada (Canada), Sr. Unsec’d. Notes	Baa2	4.000	07/15/13	4,000	4,213,920

See Notes to Financial Statements.

20	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Energy - Integrated (cont’d.)
Shell International Finance BV (Netherlands), Gtd. Notes(c)	Aa1	4.000%	03/21/14	$14,965	$16,111,379
Statoil ASA (Norway), Gtd. Notes	Aa2	2.900	10/15/14	2,325	2,439,281
Gtd. Notes(c)	Aa2	3.875	04/15/14	8,200	8,785,160
TNK-BP Finance SA (Luxembourg), Gtd. Notes, 144A	Baa2	6.875	07/18/11	750	752,766

					137,269,561

Energy - Other 1.4%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Ba1	6.375	09/15/17	3,445	3,949,121
Sr. Unsec’d. Notes(c)	Ba1	7.625	03/15/14	9,500	10,893,089
Apache Corp., Sr. Unsec’d. Notes(c)	A3	5.250	04/15/13	1,405	1,513,743
Cameron International Corp., Sr. Unsec’d. Notes(b)	Baa1	1.183	06/02/14	15,425	15,486,993
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	Baa1	5.150	02/01/13	880	936,793
Devon Energy Corp., Sr. Unsec’d. Notes	Baa1	5.625	01/15/14	9,843	10,907,963
Devon Financing Corp. (Canada), Gtd. Notes	Baa1	6.875	09/30/11	2,000	2,030,066
EnCana Holdings Finance Corp. (Canada), Gtd. Notes	Baa2	5.800	05/01/14	5,495	6,107,687
Nabors Industries, Inc., Gtd. Notes	Baa2	5.375	08/15/12	550	569,730
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa2	5.150	03/15/13	912	963,602
Weatherford International Ltd. (Switzerland), Gtd. Notes	Baa2	5.500	02/15/16	4,850	5,315,959
Woodside Finance Ltd. (Australia), Gtd. Notes, 144A	Baa1	4.500	11/10/14	4,800	5,142,758

					63,817,504

Foods 6.7%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa1	3.000	10/15/12	12,100	12,424,074

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	21

Portfolio of Investments

as of June 30, 2011 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Foods (cont’d.)
Gtd. Notes(c)	Baa1	5.375%	11/15/14	$19,000	$21,217,984
ARAMARK Corp., Gtd. Notes	B3	8.500	02/01/15	6,000	6,232,500
Bottling Group LLC, Gtd. Notes	Aa3	6.950	03/15/14	3,300	3,783,001
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	5.350	04/15/14	4,400	4,743,662
Gtd. Notes	Baa2	5.875	05/15/13	3,325	3,542,758
Coca-Cola Co. (The), Sr. Unsec’d. Notes	Aa3	3.625	03/15/14	2,700	2,878,068
Coca-Cola Refreshments USA, Inc., Sr. Unsec’d. Notes	A+(a)	4.250	03/01/15	3,230	3,516,081
Sr. Unsec’d. Notes	A+(a)	7.375	03/03/14	1,000	1,161,590
Sr. Unsec’d. Notes	A+(a)	8.500	02/01/12	2,425	2,537,673
ConAgra Foods, Inc., Sr. Unsec’d. Notes	Baa2	5.875	04/15/14	6,000	6,589,818
Darden Restaurants, Inc., Sr. Unsec’d. Notes	Baa2	5.625	10/15/12	7,180	7,560,741
Delhaize Group (Belgium), Gtd. Notes	Baa3	5.875	02/01/14	11,263	12,355,365
Diageo Capital PLC (United Kingdom), Gtd. Notes	A3	5.200	01/30/13	4,045	4,313,972
Gtd. Notes	A3	7.375	01/15/14	12,195	14,009,592
Dr Pepper Snapple Group, Inc., Gtd. Notes	Baa1	2.350	12/21/12	9,250	9,432,484
Gtd. Notes	Baa1	2.900	01/15/16	5,350	5,413,975
Gtd. Notes	Baa1	6.120	05/01/13	1,000	1,086,450
General Mills, Inc., Sr. Unsec’d. Notes	Baa1	5.200	03/17/15	1,000	1,113,651
Sr. Unsec’d. Notes	Baa1	5.250	08/15/13	1,210	1,314,684
Sr. Unsec’d. Notes	Baa1	5.650	09/10/12	2,981	3,149,662
Sr. Unsec’d. Notes, MTN	Baa1	8.022	02/05/13	3,000	3,317,187
H.J. Heinz Co., Sr. Unsec’d. Notes	Baa2	5.350	07/15/13	1,100	1,193,734
H.J. Heinz Finance Co., Gtd. Notes	Baa2	6.625	07/15/11	9,835	9,858,659
Hershey Co. (The), Sr. Unsec’d. Notes	A2	5.000	04/01/13	575	615,047
International CCE, Inc., Sr. Unsec’d. Notes	A3	2.125	09/15/15	10,000	9,903,820
Kellogg Co., Sr. Unsec’d. Notes	A3	5.125	12/03/12	1,265	1,340,913

See Notes to Financial Statements.

22	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Foods (cont’d.)
Kraft Foods, Inc., Sr. Unsec’d. Notes(c)	Baa2	4.125%	02/09/16	$10,250	$10,960,294
Sr. Unsec’d. Notes	Baa2	5.625	11/01/11	413	419,610
Sr. Unsec’d. Notes	Baa2	6.000	02/11/13	16,685	17,990,952
Sr. Unsec’d. Notes	Baa2	6.250	06/01/12	1,315	1,380,615
Sr. Unsec’d. Notes(c)	Baa2	6.750	02/19/14	1,000	1,132,679
Unsec’d. Notes	Baa2	5.250	10/01/13	3,850	4,183,683
Kroger Co. (The), Gtd. Notes	Baa2	5.000	04/15/13	2,570	2,739,232
Gtd. Notes	Baa2	6.200	06/15/12	4,750	4,989,519
Gtd. Notes	Baa2	7.500	01/15/14	9,385	10,727,224
McCormick & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	5.250	09/01/13	1,150	1,252,599
Mead Johnson Nutrition Co., Sr. Unsec’d. Notes	Baa1	3.500	11/01/14	13,335	13,960,465
Nabisco, Inc., Sr. Unsec’d. Notes	Baa2	7.550	06/15/15	4,393	5,147,155
PepsiAmericas, Inc., Gtd. Notes	Aa3	4.375	02/15/14	1,000	1,081,647
PepsiCo, Inc., Sr. Unsec’d. Notes	Aa3	2.500	05/10/16	12,000	12,126,876
SABMiller PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	Baa1	5.500	08/15/13	1,643	1,779,655
Sr. Unsec’d. Notes, 144A	Baa1	6.200	07/01/11	17,924	17,926,586
Safeway, Inc., Sr. Unsec’d. Notes	Baa2	5.800	08/15/12	2,845	2,993,276
Sr. Unsec’d. Notes	Baa2	6.250	03/15/14	4,020	4,465,577
Sara Lee Corp., Sr. Unsec’d. Notes	Baa1	3.875	06/15/13	13,405	13,973,841
Smithfield Foods, Inc., Sr. Sec’d. Notes	Ba3	10.000	07/15/14	3,500	4,060,000
Unilever Capital Corp., Gtd. Notes	A1	3.650	02/15/14	2,800	2,980,085
Woolworths Ltd. (Australia), Sr. Unsec’d. Notes, 144A	A3	2.550	09/22/15	6,810	6,864,998
Yum! Brands, Inc., Sr. Unsec’d. Notes(c)	Baa3	4.250	09/15/15	2,500	2,653,750
Sr. Unsec’d. Notes	Baa3	7.700	07/01/12	4,325	4,606,155

					305,003,618

Gaming 0.1%
MGM Resorts International, Sr. Sec’d. Notes(c)	Ba3	13.000	11/15/13	3,500	4,156,250

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	23

Portfolio of Investments

as of June 30, 2011 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Healthcare & Pharmaceutical 4.8%
Abbott Laboratories, Sr. Unsec’d. Notes	A1	2.700%	05/27/15	$11,040	$11,476,974
AmerisourceBergen Corp., Gtd. Notes	Baa2	5.625	09/15/12	5,600	5,888,719
Amgen, Inc., Sr. Unsec’d. Notes	A3	2.300	06/15/16	9,975	9,888,796
Baxter International, Inc., Sr. Unsec’d. Notes	A3	4.000	03/01/14	1,990	2,137,194
Beckman Coulter, Inc., Sr. Unsec’d. Notes	Baa3	6.000	06/01/15	3,000	3,409,110
Biogen Idec, Inc., Sr. Unsec’d. Notes(c)	Baa3	6.000	03/01/13	10,870	11,629,226
Boston Scientific Corp., Sr. Unsec’d. Notes	Ba1	5.450	06/15/14	3,120	3,390,526
Cardinal Health, Inc., Sr. Unsec’d. Notes	Baa3	5.500	06/15/13	3,250	3,507,914
Sr. Unsec’d. Notes	Baa3	5.650	06/15/12	7,865	8,211,036
CareFusion Corp., Sr. Unsec’d. Notes	Baa3	4.125	08/01/12	4,690	4,834,077
Sr. Unsec’d. Notes	Baa3	5.125	08/01/14	2,940	3,219,629
Celgene Corp., Sr. Unsec’d. Notes(c)	Baa2	2.450	10/15/15	6,840	6,799,158
Covidien International Finance SA (Luxembourg), Gtd. Notes	Baa1	5.450	10/15/12	2,400	2,539,829
Express Scripts, Inc., Gtd. Notes	Baa3	3.125	05/15/16	7,300	7,344,983
Gtd. Notes	Baa3	5.250	06/15/12	12,750	13,264,794
Genzyme Corp., Gtd. Notes	A2	3.625	06/15/15	7,200	7,622,158
Hospira, Inc., Sr. Unsec’d. Notes, Ser. G	Baa3	6.400	05/15/15	2,200	2,499,600
Life Technologies Corp., Sr. Unsec’d. Notes(c)	Ba1	3.500	01/15/16	14,150	14,472,394
McKesson Corp., Sr. Unsec’d. Notes	Baa2	3.250	03/01/16	2,310	2,381,689
Sr. Unsec’d. Notes	Baa2	5.250	03/01/13	2,765	2,951,342
Sr. Unsec’d. Notes	Baa2	6.500	02/15/14	5,910	6,643,532
Medco Health Solutions, Inc., Sr. Unsec’d. Notes	Baa3	2.750	09/15/15	3,355	3,384,386
Sr. Unsec’d. Notes	Baa3	6.125	03/15/13	11,782	12,705,014
Sr. Unsec’d. Notes	Baa3	7.250	08/15/13	2,000	2,226,766

See Notes to Financial Statements.

24	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Healthcare & Pharmaceutical (cont’d.)
Medtronic, Inc., Sr. Unsec’d. Notes	A1	3.000%	03/15/15	$9,770	$10,205,361
Sr. Unsec’d. Notes	A1	4.500	03/15/14	1,000	1,086,142
Novartis Capital Corp., Gtd. Notes	Aa2	2.900	04/24/15	10,000	10,403,250
Gtd. Notes	Aa2	4.125	02/10/14	2,525	2,721,165
Pfizer, Inc., Sr. Unsec’d. Notes	A1	5.350	03/15/15	2,300	2,593,199
Roche Holdings, Inc., Gtd. Notes, 144A	A2	5.000	03/01/14	2,012	2,202,609
Sanofi-Aventis SA (France), Sr. Unsec’d. Notes	A2	2.625	03/29/16	9,380	9,550,800
St. Jude Medical, Inc., Sr. Unsec’d. Notes	Baa1	3.750	07/15/14	4,700	5,000,452
Teva Pharmaceutical Finance Co. LLC, Gtd. Notes	A3	5.550	02/01/16	5,000	5,627,625
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	A3	2.150	12/28/12	1,180	1,201,688
Sr. Unsec’d. Notes	A3	3.200	03/01/16	9,910	10,205,209
Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes	Baa3	5.000	08/15/14	4,000	4,344,692
Wyeth, Gtd. Notes	A1	5.500	02/01/14	3,000	3,326,214

					220,897,252

Healthcare Insurance 1.1%
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	6.375	10/15/11	2,856	2,902,056
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Ba1	5.875	01/15/12	8,900	9,111,001
Sr. Unsec’d. Notes	Ba1	5.950	03/15/17	4,100	4,382,597
Sr. Unsec’d. Notes	Ba1	6.300	08/15/14	4,700	5,059,823
Humana, Inc., Sr. Unsec’d. Notes	Baa3	6.450	06/01/16	3,500	3,987,018
UnitedHealth Group, Inc., Sr. Unsec’d. Notes(c)	Baa1	4.875	02/15/13	921	973,910
Sr. Unsec’d. Notes	Baa1	4.875	04/01/13	4,150	4,400,149
Sr. Unsec’d. Notes	Baa1	5.500	11/15/12	4,000	4,242,140
WellPoint, Inc., Sr. Unsec’d. Notes	Baa1	6.000	02/15/14	12,833	14,273,081
Sr. Unsec’d. Notes	Baa1	6.800	08/01/12	738	783,781

					50,115,556

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	25

Portfolio of Investments

as of June 30, 2011 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Insurance 4.7%
Allied World Assurance Co. Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	7.500%	08/01/16	$5,090	$5,832,850
Allstate Corp. (The), Sr. Unsec’d. Notes	A3	5.000	08/15/14	3,795	4,174,800
Sr. Unsec’d. Notes	A3	6.200	05/16/14	1,750	1,980,521
Allstate Life Global Funding Trusts, Sr. Sec’d. Notes, MTN	A1	5.375	04/30/13	5,875	6,331,505
American International Group, Inc., Sr. Unsec’d. Notes(c)	Baa1	3.650	01/15/14	6,845	6,975,671
Sr. Unsec’d. Notes	Baa1	4.250	05/15/13	4,500	4,625,878
Sr. Unsec’d. Notes(c)	Baa1	5.050	10/01/15	5,000	5,218,850
Sr. Unsec’d. Notes, MTN(c)	Baa1	5.600	10/18/16	2,500	2,617,440
AON Corp., Sr. Unsec’d. Notes(c)	Baa2	3.125	05/27/16	4,665	4,649,801
Sr. Unsec’d. Notes	Baa2	3.500	09/30/15	7,315	7,518,737
Axis Capital Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	5.750	12/01/14	5,180	5,597,280
Berkshire Hathaway Finance Corp., Gtd. Notes	Aa2	4.600	05/15/13	1,000	1,066,778
Gtd. Notes	Aa2	5.000	08/15/13	1,325	1,431,086
Chubb Corp., Sr. Unsec’d. Notes	A2	5.200	04/01/13	570	609,680
Endurance Specialty Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	6.150	10/15/15	4,639	4,958,015
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	Baa3	4.000	03/30/15	16,425	16,931,793
Sr. Unsec’d. Notes	Baa3	5.250	10/15/11	405	409,906
Liberty Mutual Group, Inc., Gtd. Notes, 144A	Baa2	7.250	09/01/12	4,800	5,068,848
Sr. Unsec’d. Notes, 144A	Baa2	5.750	03/15/14	4,955	5,257,666
Sr. Unsec’d. Notes, 144A	Baa2	6.700	08/15/16	3,135	3,512,125
Lincoln National Corp., Sr. Unsec’d. Notes(c)	Baa2	4.300	06/15/15	7,135	7,513,405
Sr. Unsec’d. Notes(c)	Baa2	4.750	02/15/14	3,255	3,479,611
Sr. Unsec’d. Notes	Baa2	5.650	08/27/12	7,800	8,173,542
Sr. Unsec’d. Notes	Baa2	6.200	12/15/11	7,750	7,939,054
Massmutual Global Funding II, Sr. Sec’d. Notes, 144A	Aa2	2.875	04/21/14	5,000	5,226,650

See Notes to Financial Statements.

26	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Insurance (cont’d.)
Sr. Sec’d. Notes, 144A	Aa2	3.625%	07/16/12	$2,750	$2,826,164
MetLife, Inc., Sr. Unsec’d. Notes(c)	A3	2.375	02/06/14	8,730	8,896,045
Sr. Unsec’d. Notes	A3	5.000	06/15/15	5,000	5,455,165
Sr. Unsec’d. Notes	A3	5.500	06/15/14	1,500	1,650,594
Sr. Unsec’d. Notes	A3	6.125	12/01/11	5,000	5,111,925
Metropolitan Life Global Funding I, Sr. Sec’d. Notes, 144A	Aa3	2.500	09/29/15	6,645	6,637,664
Sr. Sec’d. Notes, 144A	Aa3	2.875	09/17/12	10,000	10,219,560
Sr. Sec’d. Notes, 144A, MTN(c)	Aa3	5.125	04/10/13	9,500	10,108,266
Ohio National Financial Services, Inc., Sr. Notes, 144A	Baa1	6.350	04/01/13	6,840	7,276,112
Principal Life Income Funding Trusts, Sr. Sec’d. Notes, MTN	Aa3	5.300	04/24/13	500	537,705
Progressive Corp. (The), Sr. Unsec’d. Notes	A1	6.375	01/15/12	875	902,852
TIAA Global Markets, Inc., Sr. Unsec’d. Notes, 144A, MTN	Aa1	5.125	10/10/12	3,550	3,734,160
Travelers Cos., Inc. (The), Sr. Unsec’d. Notes, MTN	A2	5.375	06/15/12	925	965,521
Sr. Unsec’d. Notes(c)	A2	5.500	12/01/15	3,855	4,327,897
Willis Group Holdings PLC (Ireland), Gtd. Notes(c)	Baa3	4.125	03/15/16	4,065	4,144,406
XL Capital Finance Europe PLC (United Kingdom), Gtd. Notes	Baa2	6.500	01/15/12	7,375	7,586,367
XL Group PLC (Ireland), Sr. Unsec’d. Notes	Baa2	5.250	09/15/14	6,300	6,749,933

					214,231,828

Lodging 1.1%
Host Hotels & Resorts LP, Gtd. Notes	BB+(a)	6.875	11/01/14	4,750	4,868,750
Marriott International, Inc., Sr. Unsec’d. Notes	Baa2	4.625	06/15/12	10,700	11,028,287
Sr. Unsec’d. Notes(c)	Baa2	6.375	06/15/17	5,000	5,740,365
Sr. Unsec’d. Notes, Ser. J	Baa2	5.625	02/15/13	4,845	5,167,401
Sheraton Holding Corp., Gtd. Notes	Ba1	7.375	11/15/15	10,890	12,332,925

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	27

Portfolio of Investments

as of June 30, 2011 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Lodging (cont’d.)
Starwood Hotels & Resorts Worldwide, Inc., Gtd. Notes	Ba1	7.875%	05/01/12	$1,000	$1,040,000
Sr. Unsec’d. Notes	Ba1	6.250	02/15/13	1,046	1,108,760
Sr. Unsec’d. Notes(c)	Ba1	7.875	10/15/14	6,000	6,855,000

					48,141,488

Media & Entertainment 2.0%
CBS Corp., Gtd. Notes	Baa3	8.200	05/15/14	3,000	3,512,370
CW Media Holdings, Inc. (Canada), Gtd. Notes, PIK, 144A	Ba2	13.500	08/15/15	13,554	14,638,227
Gannett Co., Inc., Sr. Unsec’d. Notes(c)	Ba2	6.375	04/01/12	4,000	4,110,000
Lamar Media Corp., Gtd. Notes	Ba3	9.750	04/01/14	6,000	6,930,000
LIN Television Corp., Gtd. Notes	B3	6.500	05/15/13	6,000	6,007,500
NBC Universal, Inc., Sr. Unsec’d. Notes, 144A	Baa2	2.100	04/01/14	7,830	7,933,865
Sr. Unsec’d. Notes, 144A	Baa2	3.650	04/30/15	7,750	8,136,826
News America Holdings, Inc., Gtd. Notes	Baa1	8.000	10/17/16	3,000	3,686,604
Time Warner, Inc., Gtd. Notes(c)	Baa2	3.150	07/15/15	13,200	13,651,083
Viacom, Inc., Sr. Unsec’d. Notes(c)	Baa1	4.250	09/15/15	4,195	4,490,999
Sr. Unsec’d. Notes	Baa1	4.375	09/15/14	8,850	9,505,077
Vivendi SA (France), Sr. Unsec’d. Notes, 144A	Baa2	5.750	04/04/13	6,800	7,287,873

					89,890,424

Metals 3.0%
Anglo American Capital PLC (United Kingdom), Gtd. Notes, 144A	Baa1	2.150	09/27/13	9,375	9,498,488
Gtd. Notes, 144A	Baa1	9.375	04/08/14	5,080	6,073,226
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Baa3	3.750	08/05/15	4,500	4,601,331
Sr. Unsec’d. Notes(c)	Baa3	3.750	03/01/16	6,330	6,400,738
Sr. Unsec’d. Notes(c)	Baa3	5.375	06/01/13	10,300	10,966,585
Sr. Unsec’d. Notes	Baa3	9.000	02/15/15	4,325	5,162,277

See Notes to Financial Statements.

28	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Metals (cont’d.)
Barrick Gold Financeco LLC (Canada), Gtd. Notes, MTN	Baa1	6.125%	09/15/13	$10,130	$11,202,281
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes(c)	A1	5.250	12/15/15	3,000	3,384,180
Gtd. Notes	A1	5.500	04/01/14	10,900	12,129,367
Metals USA, Inc., Sr. Sec’d. Notes	B3	11.125	12/01/15	4,600	4,853,000
Noranda, Inc. (Canada), Gtd. Notes(c)	Baa2	7.250	07/15/12	2,490	2,632,577
Nucor Corp., Sr. Unsec’d. Notes	A2	5.000	06/01/13	750	805,916
Rio Tinto Alcan, Inc. (Canada), Sr. Unsec’d. Notes	A-(a)	4.500	05/15/13	8,200	8,704,571
Sr. Unsec’d. Notes(c)	A-(a)	4.875	09/15/12	3,850	4,031,177
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	A3	2.500	05/20/16	4,235	4,243,254
Gtd. Notes	A3	8.950	05/01/14	26,975	32,393,522
Teck Resources Ltd. (Canada), Sr. Sec’d. Notes	Baa2	9.750	05/15/14	3,313	4,010,327
U.S. Steel Corp., Sr. Unsec’d. Notes	Ba2	5.650	06/01/13	2,300	2,397,750
Xstrata Canada Corp. (Canada), Gtd. Notes	Baa2	7.350	06/05/12	5,460	5,759,208

					139,249,775

Non-Captive Finance 3.6%
CIT Group, Inc., Sec’d. Notes, 144A	B2	7.000	05/02/17	6,000	5,985,000
GATX Corp., Sr. Unsec’d. Notes	Baa1	4.750	10/01/12	2,550	2,653,497
General Electric Capital Corp., Notes, Ser. G, MTN	Aa2	5.250	10/19/12	4,000	4,216,900
Sr. Unsec’d. Notes(c)	Aa2	2.100	01/07/14	20,000	20,283,800
Sr. Unsec’d. Notes, MTN(c)	Aa2	2.250	11/09/15	10,500	10,321,447
Sr. Unsec’d. Notes, MTN(c)	Aa2	2.800	01/08/13	10,000	10,253,900
Sr. Unsec’d. Notes, MTN(c)	Aa2	2.950	05/09/16	19,090	19,195,129
Sr. Unsec’d. Notes, MTN(c)	Aa2	4.800	05/01/13	16,000	16,990,000
Sr. Unsec’d. Notes, MTN(c)	Aa2	4.875	03/04/15	1,700	1,848,629
Sr. Unsec’d. Notes	Aa2	5.900	05/13/14	31,000	34,438,179
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	Ba3	6.500	09/01/14	1,910	2,024,600
Sr. Unsec’d. Notes(c)	B1	5.750	05/15/16	3,750	3,692,689

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	29

Portfolio of Investments

as of June 30, 2011 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Non-Captive Finance (cont’d.)
Sr. Unsec’d. Notes	B1	6.375%	03/25/13	$1,750	$1,802,500
SLM Corp., Sr. Notes, MTN(c)	Ba1	6.250	01/25/16	3,490	3,620,875
Sr. Unsec’d. Notes, MTN	Ba1	5.050	11/14/14	3,000	2,999,775
Sr. Unsec’d. Notes, MTN	Ba1	5.125	08/27/12	9,420	9,665,674
Sr. Unsec’d. Notes, MTN	Ba1	5.400	10/25/11	7,750	7,827,275
Sr. Unsec’d. Notes, Ser. A, MTN	Ba1	5.000	10/01/13	2,150	2,236,000
Sr. Unsec’d. Notes, Ser. A, MTN(c)	Ba1	5.375	01/15/13	6,165	6,335,857

					166,391,726

Packaging 0.4%
Bemis Co., Inc., Sr. Unsec’d. Notes	Baa1	5.650	08/01/14	3,775	4,152,519
Sealed Air Corp., Sr. Unsec’d. Notes, 144A	Baa3	5.625	07/15/13	15,000	15,766,710

					19,919,229

Paper 0.5%
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $11,040,188; purchased 06/03/11)(d)(e)	Ba1	7.125	01/15/17	10,330	10,890,454
International Paper Co., Sr. Unsec’d. Notes	Baa3	5.250	04/01/16	4,500	4,861,499
Sr. Unsec’d. Notes	Baa3	7.400	06/15/14	3,000	3,413,718
Rock-Tenn Co., Gtd. Notes	Ba2	9.250	03/15/16	2,500	2,700,000

					21,865,671

Pipelines & Other 1.6%
Atmos Energy Corp., Sr. Unsec’d. Notes	Baa1	4.950	10/15/14	950	1,038,701
Sr. Unsec’d. Notes	Baa1	5.125	01/15/13	5,000	5,272,645
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	Baa2	9.700	12/01/13	2,620	3,064,179
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	5.650	08/01/12	3,750	3,929,021
Sr. Unsec’d. Notes	Baa3	8.500	04/15/14	2,500	2,908,640
Enterprise Products Operating LLC, Gtd. Notes	Baa3	3.700	06/01/15	5,000	5,241,860
Gtd. Notes	Baa3	4.600	08/01/12	8,075	8,386,501
Gtd. Notes, Ser. M	Baa3	5.650	04/01/13	5,000	5,363,170

See Notes to Financial Statements.

30	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Pipelines & Other (cont’d.)
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	3.500%	03/01/16	$2,630	$2,707,756
Sr. Unsec’d. Notes(c)	Baa2	5.625	02/15/15	3,600	4,016,740
Sr. Unsec’d. Notes	Baa2	5.850	09/15/12	1,050	1,106,399
NiSource Finance Corp., Gtd. Notes	Baa3	6.150	03/01/13	600	645,415
ONEOK Partners LP, Gtd. Notes	Baa2	5.900	04/01/12	600	622,426
Plains All American Pipeline LP/PAA Finance Corp., Gtd. Notes	Baa3	4.250	09/01/12	5,275	5,454,049
Sempra Energy, Sr. Unsec’d. Notes	Baa1	2.000	03/15/14	8,710	8,792,161
TransCanada PipeLines Ltd. (Canada), Sr. Unsec’d. Notes	A3	4.000	06/15/13	2,750	2,904,140
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes, Ser. B	Baa2	8.875	07/15/12	1,000	1,079,617
Williams Partners LP, Sr. Unsec’d. Notes	Baa3	3.800	02/15/15	8,300	8,694,209

					71,227,629

Railroads 1.0%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	A3	4.875	01/15/15	5,000	5,501,775
Sr. Unsec’d. Notes	A3	5.900	07/01/12	445	466,905
Sr. Unsec’d. Notes	A3	6.875	02/15/16	2,000	2,313,720
Sr. Unsec’d. Notes	A3	7.000	02/01/14	5,000	5,691,900
Canadian National Railway Co. (Canada), Sr. Unsec’d. Notes	A3	4.400	03/15/13	7,150	7,579,701
CSX Corp., Sr. Unsec’d. Notes	Baa3	5.300	02/15/14	4,000	4,388,400
Sr. Unsec’d. Notes	Baa3	5.750	03/15/13	675	726,263
Sr. Unsec’d. Notes	Baa3	6.250	04/01/15	2,000	2,289,920
Sr. Unsec’d. Notes	Baa3	6.300	03/15/12	1,900	1,974,182
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	5.257	09/17/14	3,000	3,326,664
Union Pacific Corp., Sr. Unsec’d. Notes	Baa2	5.125	02/15/14	3,000	3,293,478
Sr. Unsec’d. Notes	Baa2	5.450	01/31/13	4,145	4,434,022
Sr. Unsec’d. Notes	Baa2	6.500	04/15/12	1,500	1,565,611

					43,552,541

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	31

Portfolio of Investments

as of June 30, 2011 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Real Estate Investment Trusts 1.7%
AvalonBay Communities, Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.500%	01/15/12	$590	$604,877
Sr. Unsec’d. Notes, MTN	Baa1	6.625	09/15/11	3,000	3,034,038
Brandywine Operating Partnership LP, Gtd. Notes	Baa3	5.750	04/01/12	163	168,423
Camden Property Trust, Sr. Unsec’d. Notes(c)	Baa1	5.875	11/30/12	4,575	4,826,899
Duke Realty LP, Sr. Unsec’d. Notes	Baa2	5.625	08/15/11	440	442,211
Sr. Unsec’d. Notes	Baa2	6.250	05/15/13	3,000	3,232,791
Sr. Unsec’d. Notes(c)	Baa2	7.375	02/15/15	4,535	5,169,029
ERP Operating LP, Sr. Unsec’d. Notes	Baa1	5.500	10/01/12	6,810	7,166,456
Sr. Unsec’d. Notes	Baa1	6.625	03/15/12	4,000	4,158,232
HCP, Inc., Sr. Unsec’d. Notes(c)	Baa2	2.700	02/01/14	3,565	3,616,407
Hospitality Properties Trust, Sr. Unsec’d. Notes	Baa2	7.875	08/15/14	3,300	3,723,377
Kilroy Realty LP, Gtd. Notes	Baa3	5.000	11/03/15	2,675	2,788,005
Liberty Property LP, Sr. Unsec’d. Notes(c)	Baa2	6.375	08/15/12	1,350	1,419,050
Mack-Cali Realty LP, Sr. Unsec’d. Notes	Baa2	4.600	06/15/13	8,495	8,949,245
Nationwide Health Properties, Inc., Sr. Unsec’d. Notes	Baa2	6.500	07/15/11	240	240,512
Post Apartment Homes, LP, Sr. Unsec’d. Notes	Baa3	5.450	06/01/12	3,890	4,004,809
Realty Income Corp., Sr. Unsec’d. Notes	Baa1	5.950	09/15/16	1,700	1,883,551
Senior Housing Properties Trust, Sr. Unsec’d. Notes	Baa3	8.625	01/15/12	5,275	5,448,764
Simon Property Group LP, Sr. Unsec’d. Notes(c)	A3	4.200	02/01/15	2,280	2,425,430
Sr. Unsec’d. Notes	A3	5.250	12/01/16	1,800	1,977,289
Sr. Unsec’d. Notes(c)	A3	5.750	12/01/15	5,088	5,711,372
Sr. Unsec’d. Notes	A3	6.750	05/15/14	4,975	5,637,740
Ventas Realty LP / Ventas Capital Corp., Gtd. Notes	Baa3	3.125	11/30/15	2,830	2,802,150

					79,430,657

See Notes to Financial Statements.

32	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Retailers 3.0%
AutoZone, Inc., Sr. Unsec’d. Notes	Baa2	5.750%	01/15/15	$3,200	$3,569,270
CVS Caremark Corp., Sr. Unsec’d. Notes(c)	Baa2	3.250	05/18/15	12,500	12,973,100
Sr. Unsec’d. Notes	Baa2	4.875	09/15/14	2,000	2,193,934
Sr. Unsec’d. Notes	Baa2	6.125	08/15/16	2,456	2,815,558
CVS Pass-Through Trust, Pass-thru Certs., 144A	Baa2	6.117	01/10/13	6,005	6,304,788
GameStop Corp./GameStop, Inc., Gtd. Notes	Ba1	8.000	10/01/12	1,969	1,998,535
Home Depot, Inc. (The), Sr. Unsec’d. Notes	Baa1	5.250	12/16/13	10,280	11,233,326
Sr. Unsec’d. Notes(c)	Baa1	5.400	03/01/16	12,000	13,408,968
J.C. Penney Corp., Inc., Sr. Unsec’d. Notes	Ba1	9.000	08/01/12	8,975	9,648,125
Macy’s Retail Holdings, Inc., Gtd. Notes	Ba1	5.350	03/15/12	11,445	11,734,982
Gtd. Notes	Ba1	5.900	12/01/16	8,600	9,654,042
Gtd. Notes	Ba1	7.450	09/15/11	1,000	1,009,220
Nordstrom, Inc., Sr. Unsec’d. Notes	Baa1	6.750	06/01/14	13,433	15,372,645
Target Corp., Unsec’d. Notes(c)	A2	5.875	07/15/16	4,300	5,027,306
TJX Cos., Inc., Sr. Unsec’d. Notes	A3	4.200	08/15/15	7,140	7,749,628
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes(g)	Aa2	1.500	10/25/15	21,530	21,248,581

					135,942,008

Technology 2.5%
Amphenol Corp., Sr. Unsec’d. Notes	Baa2	4.750	11/15/14	3,550	3,867,899
Applied Materials, Inc., Sr. Unsec’d. Notes(c)	A3	2.650	06/15/16	2,415	2,424,213
Arrow Electronics, Inc., Sr. Unsec’d. Notes	Baa3	3.375	11/01/15	1,625	1,646,305
Broadcom Corp., Sr. Unsec’d. Notes, 144A	A2	1.500	11/01/13	4,735	4,746,033
CA, Inc., Sr. Unsec’d. Notes	Baa2	6.125	12/01/14	7,000	7,853,713
Computer Sciences Corp., Sr. Unsec’d. Notes	Baa1	5.500	03/15/13	7,600	8,073,465
Dell, Inc., Sr. Unsec’d. Notes	A2	2.100	04/01/14	365	371,416
Sr. Unsec’d. Notes	A2	3.375	06/15/12	9,000	9,221,886

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	33

Portfolio of Investments

as of June 30, 2011 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Technology (cont’d.)
Electronic Data Systems LLC, Sr. Unsec’d. Notes, Ser. B	A2	6.000%	08/01/13	$4,000	$4,391,524
Equifax, Inc., Sr. Unsec’d. Notes	Baa1	4.450	12/01/14	2,400	2,571,984
Fiserv, Inc., Gtd. Notes	Baa2	3.125	10/01/15	1,670	1,690,289
Gtd. Notes	Baa2	3.125	06/15/16	2,170	2,158,584
Hewlett-Packard Co., Sr. Unsec’d. Notes	A2	6.125	03/01/14	2,800	3,140,936
Intuit, Inc., Sr. Unsec’d. Notes	Baa1	5.400	03/15/12	575	592,986
Maxim Integrated Products, Inc., Sr. Unsec’d. Notes	Baa1	3.450	06/14/13	3,500	3,634,687
Motorola Solutions, Inc., Sr. Unsec’d. Notes	Baa2	8.000	11/01/11	5,420	5,539,939
Oracle Corp., Sr. Unsec’d. Notes	A1	3.750	07/08/14	6,005	6,437,768
Seagate Technology HDD Holdings (Cayman Islands), Gtd. Notes	Ba1	6.375	10/01/11	3,350	3,383,500
Seagate Technology International (Cayman Islands), Sec’d. Notes, 144A	Baa3	10.000	05/01/14	4,836	5,609,760
Unisys Corp., Sr. Sec’d. Notes, 144A	Ba1	12.750	10/15/14	3,150	3,669,750
Xerox Corp., Sr. Unsec’d. Notes(b)	Baa2	1.081	05/16/14	6,460	6,491,131
Sr. Unsec’d. Notes	Baa2	4.250	02/15/15	9,200	9,795,580
Sr. Unsec’d. Notes	Baa2	5.500	05/15/12	5,664	5,888,946
Sr. Unsec’d. Notes	Baa2	8.250	05/15/14	9,280	10,888,827

					114,091,121

Telecommunications 8.0%
ALLTEL Corp., Debs.	A-(a)	6.500	11/01/13	4,000	4,435,216
America Movil SAB de CV (Mexico), Gtd. Notes	A2	3.625	03/30/15	7,200	7,545,305
Gtd. Notes	A2	5.500	03/01/14	6,350	6,967,944
Gtd. Notes	A2	5.750	01/15/15	2,600	2,898,574
AT&T Corp., Gtd. Notes(h)	A2	7.300	11/15/11	6,685	6,846,931
AT&T, Inc., Sr. Unsec’d. Notes	A2	2.500	08/15/15	29,840	30,228,248
Sr. Unsec’d. Notes	A2	2.950	05/15/16	10,420	10,553,209
Sr. Unsec’d. Notes	A2	4.950	01/15/13	1,770	1,876,239

See Notes to Financial Statements.

34	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Sr. Unsec’d. Notes	A2	5.100%	09/15/14	$2,750	$3,022,091
Sr. Unsec’d. Notes	A2	6.700	11/15/13	10,800	12,110,980
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	Baa2	5.150	01/15/13	1,000	1,060,215
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes	A2	5.550	02/01/14	18,100	19,950,363
Sr. Unsec’d. Notes(c)	A2	7.375	11/15/13	9,350	10,630,763
CenturyLink, Inc., Sr. Unsec’d. Notes(c)	Baa3	5.150	06/15/17	10,450	10,467,159
Sr. Unsec’d. Notes, Ser. M	Baa3	5.000	02/15/15	5,240	5,437,957
CenturyTel, Inc., Sr. Unsec’d. Notes, Ser. L	Baa3	7.875	08/15/12	4,000	4,251,868
Deutsche Telekom International Finance BV (Netherlands), Gtd. Notes	Baa1	5.250	07/22/13	5,000	5,392,405
Gtd. Notes(c)	Baa1	5.875	08/20/13	4,400	4,815,558
Embarq Corp., Sr. Unsec’d. Notes (original cost $7,262,044; purchased 06/04/07-01/28/10)(d)(e)	Baa3	6.738	06/01/13	7,365	7,977,812
France Telecom SA (France), Sr. Unsec’d. Notes	A3	2.125	09/16/15	4,360	4,352,636
Sr. Unsec’d. Notes	A3	4.375	07/08/14	5,720	6,194,491
New Cingular Wireless Services, Inc., Gtd. Notes	A2	8.125	05/01/12	17,970	19,052,495
Qwest Corp., Sr. Unsec’d. Notes(b)	Baa3	3.497	06/15/13	8,000	8,180,000
Sr. Unsec’d. Notes	Baa3	8.875	03/15/12	12,184	12,823,660
Rogers Communications, Inc. (Canada), Gtd. Notes	Baa2	6.250	06/15/13	5,535	6,070,378
Sprint Capital Corp., Gtd. Notes(c)	B1	8.375	03/15/12	4,000	4,160,000
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	4.950	09/30/14	9,192	9,584,204
Gtd. Notes	Baa2	5.250	11/15/13	13,735	14,418,632
Gtd. Notes(c)	Baa2	6.175	06/18/14	5,625	6,052,950

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	35

Portfolio of Investments

as of June 30, 2011 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Gtd. Notes(c)	Baa2	6.200%	07/18/11	$720	$721,732
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	2.582	04/26/13	10,700	10,810,681
Gtd. Notes	Baa1	3.992	02/16/16	13,780	13,938,787
Gtd. Notes(c)	Baa1	4.949	01/15/15	5,275	5,613,338
Gtd. Notes(c)	Baa1	5.855	02/04/13	5,000	5,302,230
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	3.000	04/01/16	19,250	19,662,200
Sr. Unsec’d. Notes	A3	4.350	02/15/13	6,720	7,073,230
Verizon Florida LLC, Sr. Unsec’d. Notes, Ser. F	A-(a)	6.125	01/15/13	9,500	10,198,126
Verizon New York, Inc., Sr. Unsec’d. Notes, Ser. A(c)	A-(a)	6.875	04/01/12	10,000	10,445,210
Verizon Virginia, Inc., Sr. Unsec’d. Notes, Ser. A	A-(a)	4.625	03/15/13	6,350	6,697,104
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	Baa1	4.150	06/10/14	10,976	11,776,578
Sr. Unsec’d. Notes	Baa1	5.000	09/15/15	5,175	5,704,635
Sr. Unsec’d. Notes	Baa1	5.350	02/27/12	2,035	2,096,897
Windstream Corp., Gtd. Notes	Ba3	8.125	08/01/13	6,000	6,510,000

					363,909,031

Tobacco 1.3%
Altria Group, Inc., Gtd. Notes(c)	Baa1	7.750	02/06/14	15,150	17,344,629
Gtd. Notes	Baa1	8.500	11/10/13	15,800	18,312,390
Philip Morris International, Inc., Sr. Unsec’d. Notes	A2	4.875	05/16/13	7,500	8,045,475
Sr. Unsec’d. Notes	A2	6.875	03/17/14	3,500	4,018,703
Reynolds American, Inc., Gtd. Notes	Baa3	6.750	06/15/17	400	461,831
Gtd. Notes	Baa3	7.250	06/01/13	2,750	3,040,260
Gtd. Notes	Baa3	7.300	07/15/15	2,450	2,765,567
Gtd. Notes	Baa3	7.625	06/01/16	3,000	3,598,260

					57,587,115

TOTAL CORPORATE BONDS (cost $4,065,429,243)					4,203,539,196

See Notes to Financial Statements.

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Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

FOREIGN AGENCIES 0.7%
EDF SA (France), Sr. Unsec’d. Notes, 144A(c)	Aa3	5.500%	01/26/14	$6,725	$7,389,773
Export-Import Bank of Korea (South Korea),	A1	5.875	01/14/15	5,000	5,482,845
GAZ Capital SA (Luxembourg), Sec’d. Notes, 144A	Baa1	8.125	07/31/14	4,200	4,777,500
Korea Development Bank (South Korea)	A1	4.375	08/10/15	3,800	3,988,563
Korea National Oil Corp. (South Korea), Sr. Unsec’d. Notes, 144A	A1	5.375	07/30/14	5,000	5,371,925
Petrobras International Finance Co. - PIFCo. (Cayman Islands), Gtd. Notes	A3	3.875	01/27/16	4,100	4,175,104

TOTAL FOREIGN AGENCIES (cost $29,094,542)					31,185,710

FOREIGN LOCAL GOVERNMENT 0.3%
Province of Ontario (Canada)(c) (cost $11,494,710)	Aa1	2.700	06/16/15	11,500	11,932,412

MUNICIPAL BONDS 0.5%
Cornell University, Sr. Unsec’d. Notes	Aa1	4.350	02/01/14	2,000	2,160,140
State of California GO Var. Purp.	A1	4.850	10/01/14	3,200	3,408,640
State of California GO Var. Purp. 3	A1	5.250	04/01/14	7,750	8,397,203
State of Illinois	A1	2.766	01/01/12	9,300	9,383,142

TOTAL MUNICIPAL BONDS (cost $22,324,111)					23,349,125

U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Notes		1.375	01/15/13	6,255	6,351,758
U.S. Treasury Notes		0.500	05/31/13	4,830	4,835,096

TOTAL U.S. TREASURY OBLIGATIONS (cost $11,190,494)					11,186,854

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	37

Portfolio of Investments

as of June 30, 2011 (Unaudited) continued

Description	Shares	Value (Note 1)

PREFERRED STOCKS 0.1%

Banking
Citigroup Capital XIII, 7.875% (Capital Security, fixed to floating preferred)(b)	132,000	$3,666,960
JPMorgan Chase Capital XXVI 8.000% (Capital Security, fixed to floating preferred)(b)	71,000	1,878,660

TOTAL PREFERRED STOCKS (cost $5,240,750)		5,545,620

TOTAL LONG-TERM INVESTMENTS (cost $4,343,864,988)		4,484,380,977

SHORT-TERM INVESTMENT 8.8%

Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $404,056,658; includes $356,340,640 of cash collateral received for securities on loan)(Note 3)(i)(j)	404,056,658	404,056,658

TOTAL INVESTMENTS 106.9% (cost $4,747,921,646; Note 5)		4,888,437,635
Liabilities in excess of other assets(k) (6.9)%		(317,515,648)

NET ASSETS 100.0%		$4,570,921,987

The following abbreviations are used in portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

GO—General Obligation

MTN—Medium Term Note

NR—Not Rated by Moody’s or Standard & Poor’s

PIK—Payment in Kind

†	The ratings reflected are as of June 30, 2011. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Standard & Poor’s Rating.
(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2011.
(c)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $348,068,094; cash collateral of $356,340,640 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(d)	Indicates a security that has been deemed illiquid.

See Notes to Financial Statements.

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(e)	Indicates a restricted security; the aggregate original cost of such securities is $56,378,318. The aggregate value of $58,186,085 is approximately 1.3% of net assets.
(f)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(g)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(i)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(j)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(k)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at June 30, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2011	Unrealized Appreciation
	Long Position:
1,012	2 Year U.S. Treasury Notes	Sep. 2011	$221,696,214	$221,975,875	$279,661
	Short Positions:
381	5 Year U.S. Treasury Notes	Sep. 2011	45,664,633	45,413,414	251,219
23	10 Year U.S. Treasury Notes	Sep. 2011	2,825,019	2,813,547	11,472

					262,691

					$542,352

Credit default swap agreements outstanding at June 30, 2011:

Counterparty	Termination Date	Notional Amount (000)#(4)	Fixed Rate	Reference Entity/ Obligation	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Credit Default Swaps on Corporate Issues—Buy Protection(1):
Barclays Bank PLC	09/20/12	$1,000	0.595%	Fortune Brands, Inc., 5.375%, 01/15/16	$(4,938)	$—	$(4,938)
Citibank, N.A.	06/20/14	3,000	1.000	CBS Corp., 4.625%, 05/15/18	(52,052)	137,283	(189,335)
Citibank, N.A.	09/20/12	1,000	0.320	Clorox Co. (The), 5.000%, 03/01/13	(484)	—	(484)
Credit Suisse International	12/20/12	2,550	1.000	GATX Financial Corp., 5.500%, 02/15/12	(15,882)	12,493	(28,375)
Deutsche Bank AG	09/20/11	2,500	1.000	DISH DBS Corp., 6.625%, 10/01/14	(2,661)	3,832	(6,493)

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	39

Portfolio of Investments

as of June 30, 2011 (Unaudited) continued

Counterparty	Termination Date	Notional Amount (000)#(4)	Fixed Rate	Reference Entity/ Obligation	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Credit Default Swaps on Corporate Issues—Buy Protection(1) (cont’d.):
Deutsche Bank AG	03/20/12	$4,000	5.000%	Gannett Co., Inc., 6.375%, 04/01/12	$(136,775)	$(31,696)	$(105,079)
Deutsche Bank AG	06/20/13	8,000	1.000	Qwest Corp., 7.200%, 11/10/26	(57,460)	79,041	(136,501)
Deutsche Bank AG	06/20/13	5,000	1.000	Sealed Air Corp., 5.625%, 07/15/13	13,719	38,743	(25,024)
Goldman Sachs International	03/20/14	1,000	0.700	Duke Energy Corp., 5.650%, 06/15/13	(13,866)	—	(13,866)
Goldman Sachs International	09/20/14	5,000	1.000	Enel Finance International NV, 3.875%, 10/07/14	(9,140)	31,794	(40,934)
JP Morgan Chase Bank	06/20/14	3,000	5.000	SLM Corp., 5.125%, 08/27/12	(248,759)	349,417	(598,176)
Morgan Stanley Capital Services	06/20/14	3,120	1.000	Boston Scientific Corp., 5.450%, 06/15/14	(47,444)	44,172	(91,616)

					$(575,742)	$665,079	$(1,240,821)

Counterparty	Termination Date	Implied Credit Spread at June 30, 2011(3)	Notional Amount (000)#(4)	Fixed Rate	Reference Entity/ Obligation	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit Default Swaps on Corporate Issues—Sell Protection(2):
Deutsche Bank AG	03/20/15	0.816%	$10,000	1.000%	Berkshire Hathaway, Inc., 4.625%, 10/15/13	$70,153	$(188,736)	$258,889
Goldman Sachs International	03/20/15	0.816	10,000	1.000	Berkshire Hathaway, Inc., 4.625%, 10/15/13	70,153	(177,792)	247,945
Goldman Sachs International	09/20/12	0.310	5,000	1.000	Exelon Generation Co. LLC, 6.200%, 10/01/17	44,207	56,048	(11,841)
JP Morgan Chase Bank	09/20/12	0.407	20,000	1.000	General Electric Capital Corp., 5.625%, 09/15/17	152,759	(247,409)	400,168
JP Morgan Chase Bank	12/20/14	0.306	10,000	1.000	Wal-Mart Stores, Inc., 5.875%, 04/05/27	241,992	270,152	(28,160)

See Notes to Financial Statements.

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Counterparty	Termination Date	Implied Credit Spread at June 30, 2011(3)	Notional Amount (000)#(4)	Fixed Rate	Reference Entity/ Obligation	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit Default Swaps on Corporate Issues—Sell Protection(2) (cont’d.):
Morgan Stanley Capital Services	03/20/14	0.292%	$2,000	1.600%	Astrazeneca PLC, 5.900%, 09/15/17	$72,116	$—	$72,116

						$651,380	$(287,737)	$939,117

The Fund entered into credit default swaps as the protection seller on corporate issues to take an active short position with respect to the likelihood of a particular issuer’s default.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	41

Portfolio of Investments

as of June 30, 2011 (Unaudited) continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Non-Residential Mortgage-Backed Securities	$—	$13,810,593	$—
Bank Loan	—	470,609	—
Commercial Mortgage-Backed Securities	—	183,360,858	—
Corporate Bonds	—	4,197,234,408	6,304,788
Foreign Agencies	—	31,185,710	—
Foreign Local Government	—	11,932,412	—
Municipal Bonds	—	23,349,125	—
U.S. Treasury Obligations	—	11,186,854	—
Preferred Stocks	5,545,620	—	—
Affiliated Money Market Mutual Fund	404,056,658	—	—
Other Financial Instruments*
Futures	542,352	—	—
Credit Default Swaps	—	(287,838)	(13,866)

Total	$410,144,630	$4,472,242,731	$6,290,922

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

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The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2011 were as follows:

Banking	24.5%
Affiliated Money Market Mutual Fund (including 7.8% of collateral received for securities on loan)	8.8
Telecommunications	8.0
Foods	6.7
Electric	5.7
Healthcare & Pharmaceutical	4.8
Insurance	4.7
Commercial Mortgage-Backed Securities	4.0
Non-Captive Finance	3.6
Energy—Integrated	3.0
Metals	3.0
Retailers	3.0
Cable	2.5
Technology	2.5
Capital Goods	2.0
Media & Entertainment	2.0
Chemicals	1.8
Real Estate Investment Trusts	1.7
Pipelines & Other	1.6
Aerospace & Defense	1.5
Automotive	1.4
Energy—Other	1.4
Tobacco	1.3
Healthcare Insurance	1.1
Lodging	1.1
Railroads	1.0
Foreign Agencies	0.7
Municipal Bonds	0.5
Paper	0.5
Airlines	0.4
Consumer	0.4
Packaging	0.4
Non-Residential Mortgage-Backed Securities	0.3
Brokerage	0.3
Foreign Local Government	0.3
U.S. Treasury Obligations	0.2
Building Materials & Construction	0.1
Gaming	0.1

106.9
Liabilities in excess of other assets	(6.9)

100.0%

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	43

Portfolio of Investments

as of June 30, 2011 (Unaudited) continued

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk and interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the of summary below.

Fair values of derivative instruments as of June 30, 2011 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Unrealized appreciation on swaps	$979,118		Unrealized depreciation on swaps	$1,280,822
Credit contracts	Premium paid for swap agreements	1,022,975		Premium received for swap agreements	645,633
Interest rate contracts	Due from broker—variation margin	542,352	*		—

Total		$2,544,445			$1,926,455

*	Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2011 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Total
Credit contracts	$—	$141,388	$141,388
Interest rate contracts	(2,038,263)	—	(2,038,263)

Total	$(2,038,263)	$141,388	$(1,896,875)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Total
Credit contracts	$—	$390,472	$390,472
Interest rate contracts	(7,910)	—	(7,910)

Total	$(7,910)	$390,472	$382,562

See Notes to Financial Statements.

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For the six months ended June 30, 2011, the Fund’s average volume of derivative activities is as follows:

Futures Long Position (Value at Trade Date)	Futures Short Position (Value at Trade Date)
$151,777,284	$80,952,680

Credit Default Swaps as Buyer (Notional Amount in USD (000))	Credit Default Swaps as Writer (Notional Amount in USD (000))
$36,185	$62,833

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	45

Statement of Assets and Liabilities

as of June 30, 2011 (Unaudited)

Assets
Investments at value, including securities on loan of $348,068,094:
Unaffiliated Investments (cost $4,343,864,988)	$4,484,380,977
Affiliated Investments (cost $404,056,658)	404,056,658
Cash	8,051,475
Dividends and interest receivable	53,421,814
Receivable for investments sold	38,833,407
Receivable for Fund shares sold	25,135,065
Premium paid for swap agreements	1,022,975
Unrealized appreciation on swap agreements	979,118
Due from broker—variation margin	347,482
Prepaid expenses	8,310

Total assets	5,016,237,281

Liabilities
Payable to broker for collateral for securities on loan	356,340,640
Payable for investments purchased	68,360,700
Payable for Fund shares reacquired	10,390,159
Dividends payable	4,490,769
Distribution fee payable	1,516,313
Management fee payable	1,479,369
Unrealized depreciation on swap agreements	1,280,822
Accrued expenses	750,165
Premium received for swap agreements	645,633
Affiliated transfer agent fee payable	53,277
Deferred directors’ fees	7,447

Total liabilities	445,315,294

Net Assets	$4,570,921,987

Net assets were comprised of:
Common stock, at par	$3,971,555
Paid-in capital in excess of par	4,492,599,443

4,496,570,998
Distributions in excess of net investment income	(22,059,984)
Accumulated net realized loss on investment transactions	(44,347,240)
Net unrealized appreciation on investments	140,758,213

Net Assets, June 30, 2011	$4,570,921,987

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($1,730,697,889 ÷ 150,489,864 shares of common stock issued and outstanding)	$11.50
Maximum sales charge (3.25% of offering price)	0.39

Maximum offering price to public	$11.89

Class B
Net asset value, offering price and redemption price per share ($43,770,882 ÷ 3,805,917 shares of common stock issued and outstanding)	$11.50

Class C
Net asset value, offering price and redemption price per share ($1,376,673,441 ÷ 119,698,556 shares of common stock issued and outstanding)	$11.50

Class R
Net asset value, offering price and redemption price per share ($19,938,511 ÷ 1,733,722 shares of common stock issued and outstanding)	$11.50

Class Z
Net asset value, offering price and redemption price per share ($1,399,841,264 ÷ 121,427,406 shares of common stock issued and outstanding)	$11.53

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	47

Statement of Operations

Six Months Ended June 30, 2011 (Unaudited)

Net Investment Income
Income
Unaffiliated interest income	$78,037,028
Affiliated income from securities loaned, net	122,713
Affiliated dividend income	42,664

Total income	78,202,405

Expenses
Management fee	8,531,642
Distribution fee—Class A	2,040,991
Distribution fee—Class B	202,558
Distribution fee—Class C	6,642,752
Distribution fee—Class R	44,815
Transfer agent’s fees and expenses (including affiliated expense of $163,800) (Note 3)	1,647,000
Registration fees	253,000
Custodian’s fees and expenses	239,000
Reports to shareholders	90,000
Directors’ fees	58,000
Insurance	49,000
Legal fees and expenses	31,000
Audit fee	16,000
Miscellaneous	15,555

Total expenses	19,861,313

Net investment income	58,341,092

Realized And Unrealized Gain (Loss) On Investment Transactions
Net realized gain (loss) on:
Investment transactions	12,625,620
Futures transactions	(2,038,263)
Swap agreement transactions	141,388

10,728,745

Net change in unrealized appreciation (depreciation) on:
Investments	20,109,697
Futures contracts	(7,910)
Swap agreements	390,472

20,492,259

Net gain on investment transactions	31,221,004

Net Increase In Net Assets Resulting From Operations	$89,562,096

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended June 30, 2011	Year Ended December 31, 2010
Increase (Decrease) In Net Assets
Operations
Net investment income	$58,341,092	$103,570,019
Net realized gain on investment transactions	10,728,745	11,057,378
Net change in unrealized appreciation (depreciation) on investments	20,492,259	38,573,504

Net increase in net assets resulting from operations	89,562,096	153,200,901

Dividends from net investment income (Note 1)
Class A	(32,348,410)	(59,128,607)
Class B	(650,727)	(984,555)
Class C	(21,332,423)	(38,136,741)
Class R	(332,855)	(451,453)
Class Z	(26,238,830)	(42,065,199)

	(80,903,245)	(140,766,555)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	1,170,197,702	2,807,758,196
Net asset value of shares issued in reinvestment of dividends	58,058,216	104,765,399
Cost of shares reacquired	(873,289,582)	(1,340,617,846)

Net increase in net assets from Fund share transactions	354,966,336	1,571,905,749

Capital Contributions (Note 6)
Proceeds from regulatory settlement	—	12,840

Total increase	363,625,187	1,584,352,935

Net Assets:
Beginning of period	4,207,296,800	2,622,943,865

End of period(a)	$4,570,921,987	$4,207,296,800

(a) Includes undistributed net investment income of:	$—	$502,169

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	49

Notes to Financial Statements

(Unaudited)

Prudential Short-Term Corporate Bond Fund, Inc. (the “Fund”), is an open- end management investment company, registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is high current income consistent with the preservation of principal.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange are valued at the last sale price on such exchange or market on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or for which the pricing service does not provide a valuation methodology, or does not present fair value, are valued at fair value in accordance with Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates.

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Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in open end, non exchange traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities, which mature in more than sixty days, are valued at fair value.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures contracts.

The Fund invested in financial futures contracts in order to gain market exposure to certain sectors and for yield curve and duration management. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and interest rates. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The swaps are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments.

Prudential Short-Term Corporate Bond Fund, Inc.	51

Notes to Financial Statements

(Unaudited) continued

Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the statements of assets and liabilities. Swap agreements outstanding at reporting date, if any, are listed on the Portfolio of Investments.

Credit Default Swaps: Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (“credit event”) for the referenced party, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund purchased credit default swaps to provide a measure of protection against defaults of the issuers. The Fund sold protection using credit default swaps to take an active short position with respect to the likelihood of a particular issuer’s default. The Fund’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the notional value of a credit default swap agreement. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection an agreed upon payment throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively increase investment risk to its portfolio because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payments that a Fund as a seller of protection could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. These potential amounts will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy

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protection credit default swap agreements entered into by the Fund for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date are disclosed in the footnotes to the Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market risk and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. In connection with these agreements, securities may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of June 30, 2011, the Fund has not met conditions under such agreements that give the counterparty the right to call for an early termination.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the

Prudential Short-Term Corporate Bond Fund, Inc.	53

Notes to Financial Statements

(Unaudited) continued

ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss, (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income monthly and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Federal Income Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those amounts.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other cost and expenses.

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The management fee paid to PI is computed daily and payable monthly, at an annual rate of .40% of the average daily net assets of the Fund.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of its Class A, Class B, Class C, Class R, and Class Z shares. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C, and Class R shares pursuant to plans of distribution (the “Class A, B, C, and R Plans”), regardless of expenses actually incurred. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B, C, and R Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30%, 1%, 1%, and .75% of the average daily net assets of the Class A, B, C, and R shares, respectively. For the six months ended June 30, 2011, PIMS contractually agreed to limit such fees to .25% and .50% of the average daily net assets of the Class A and Class R shares, respectively.

PIMS has advised the Fund that it received $1,175,292 in front-end sales charges resulting from sales of Class A shares during the six months ended June 30, 2011. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended June 30, 2011, it received $20,439, $35,516 and $227,019 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months ended June 30, 2011, PIM has been compensated approximately $36,700 for these services.

Prudential Short-Term Corporate Bond Fund, Inc.	55

Notes to Financial Statements

(Unaudited) continued

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under 1940 Act, as amended, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Fund Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended June 30, 2011, aggregated $1,658,472,662 and $1,299,889,718, respectively. United States government securities represent $791,987,112 and $805,843,938 of those purchases and sales, respectively.

Note 5. Distributions and Tax Information

For federal income tax purposes, the Fund had a capital loss carryforward as of December 31, 2010 of approximately $16,728,000 of which, $5,329,000 expires in 2013, $7,851,000 expires in 2014, $1,945,000 expires in 2015 and $1,603,000 expires in 2018. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. However, any post enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years beginning prior to the effective date of the Act may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of June 30, 2011 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$4,798,253,786	$113,127,943	$(22,944,094)	$90,183,849

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The difference between book and tax basis is primarily attributable to the differences in the treatment of accreting market discount and premium amortization for book and tax purposes as of the current reporting period.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3.25%. All investors who purchased Class A shares in an amount of $1 million or more and sell these shares within 18 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of .50%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC of 3% which decreases by 1% annually to 1% in the third and fourth years and 0% in the fifth year. Class C shares are sold with a CDSC of 1% during the first twelve months. Class B shares automatically convert to Class A shares on a quarterly basis, approximately five years after purchase. In addition, under certain limited circumstances, an exchange may be made from Class A, Class B or Class C to Class Z shares of the Fund. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class R shares are available to certain retirement plans, clearing and settlement firms. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

During the fiscal year ended December 31, 2010, the Fund received $12,840 related to settlements of regulatory proceedings involving allegations of improper trading in Fund shares. The amounts relating to a former affiliate and to an unaffiliated-third party were $11,594 and $1,246, respectively. This total amount is presented in the Fund’s Statement of Changes in Net Assets. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

There are 1 billion shares of common stock authorized at $.01 par value per share, divided into five classes, designated Class A, Class B, Class C, Class R and Class Z common stock. Class A, Class C and Class Z shares each consist of 300 million authorized shares, Class B and Class R shares each consist of 50 million authorized shares.

Prudential Short-Term Corporate Bond Fund, Inc.	57

Notes to Financial Statements

(Unaudited) continued

Class A	Shares	Amount
Six months ended June 30, 2011:
Shares sold	41,530,723	$477,527,354
Shares issued in reinvestment of dividends	2,286,719	26,298,667
Shares reacquired	(31,266,149)	(359,099,949)

Net increase (decrease) in shares outstanding before conversion	12,551,293	144,726,072
Shares issued upon conversion from Class B	105,099	1,211,721
Shares reacquired upon conversion into Class Z	(1,769,024)	(20,401,422)

Net increase (decrease) in shares outstanding	10,887,368	$125,536,371

Year ended December 31, 2010:
Shares sold	87,510,847	$1,008,077,069
Shares issued in reinvestment of dividends	4,354,171	50,183,293
Shares reacquired	(51,736,996)	(596,576,184)

Net increase (decrease) in shares outstanding before conversion	40,128,022	461,684,178
Shares issued upon conversion from Class B	126,373	1,451,079

Net increase (decrease) in shares outstanding	40,254,395	$463,135,257

Class B
Six months ended June 30, 2011:
Shares sold	901,805	$10,368,700
Shares issued in reinvestment of dividends	49,003	563,567
Shares reacquired	(393,229)	(4,514,873)

Net increase (decrease) in shares outstanding before conversion	557,579	6,417,394
Shares reacquired upon conversion into Class A	(105,044)	(1,211,721)

Net increase (decrease) in shares outstanding	452,535	$5,205,673

Year ended December 31, 2010:
Shares sold	2,119,819	$24,448,923
Shares issued in reinvestment of dividends	79,423	915,698
Shares reacquired	(548,887)	(6,325,874)

Net increase (decrease) in shares outstanding before conversion	1,650,355	19,038,747
Shares reacquired upon conversion into Class A	(126,260)	(1,451,079)

Net increase (decrease) in shares outstanding	1,524,095	$17,587,668

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Class C	Shares	Amount
Six months ended June 30, 2011:
Shares sold	18,067,238	$207,765,091
Shares issued in reinvestment of dividends	1,252,377	14,402,605
Shares reacquired	(16,904,033)	(194,179,219)

Net increase (decrease) in shares outstanding	2,415,582	$27,988,477

Year ended December 31, 2010:
Shares sold	64,628,769	$744,796,650
Shares issued in reinvestment of dividends	2,320,453	26,747,143
Shares reacquired	(18,973,623)	(218,947,472)

Net increase (decrease) in shares outstanding	47,975,599	$552,596,321

Class R
Six months ended June 30, 2011:
Shares sold	578,105	$6,642,860
Shares issued in reinvestment of dividends	21,429	246,477
Shares reacquired	(261,036)	(3,000,387)

Net increase (decrease) in shares outstanding	338,498	$3,888,950

Year ended December 31, 2010:
Shares sold	1,026,940	$11,843,025
Shares issued in reinvestment of dividends	30,459	351,213
Shares reacquired	(274,752)	(3,170,726)

Net increase (decrease) in shares outstanding	782,647	$9,023,512

Class Z
Six months ended June 30, 2011:
Shares sold	40,594,163	$467,893,697
Shares issued in reinvestment of dividends	1,435,518	16,546,900
Shares reacquired	(27,141,028)	(312,495,154)

Net increase (decrease) in shares outstanding before conversion	14,888,653	171,945,443
Shares issued upon conversion from Class A	1,765,804	20,401,422

Net increase (decrease) in shares outstanding	16,654,457	$192,346,865

Year ended December 31, 2010:
Shares sold	88,150,381	$1,018,592,529
Shares issued in reinvestment of dividends	2,298,896	26,568,052
Shares reacquired	(44,589,888)	(515,597,590)

Net increase (decrease) in shares outstanding	45,859,389	$529,562,991

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for

Prudential Short-Term Corporate Bond Fund, Inc.	59

Notes to Financial Statements

(Unaudited) continued

capital share redemptions. The SCA provided for a commitment of $750 million for the period December 17, 2010 through December 16, 2011. The Funds pay an annualized commitment fee of 0.10% of the unused portion of the SCA. Interest on any borrowings under these SCA’s is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The fund did not utilize the SCA during the period ended June 30, 2011.

Note 8. New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective control for Repurchase Agreements”. The objective of ASU 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

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Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended June 30,		Year Ended December 31,
	2011(a)		2010(a)		2009(a)	2008(a)	2007(a)	2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.47		$11.40		$10.47	$10.88	$10.76	$10.82
Income (loss) from investment operations:
Net investment income	.17		.35		.40	.45	.44	.41
Net realized and unrealized gain (loss) on investment transactions	.09		.19		.99	(.37)	.19	.02
Total from investment operations	.26		.54		1.39	.08	.63	.43
Less Dividends and Distributions:
Dividends from net investment income	(.23)		(.47)		(.46)	(.49)	(.51)	(.49)
Capital Contributions:	-		-	(b)	-	-	-	-
Net asset value, end of period	$11.50		$11.47		$11.40	$10.47	$10.88	$10.76
Total Return(c):	2.25%		4.78%		13.53%	.77%	5.95%	4.03%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,730,698		$1,601,862		$1,132,207	$227,052	$161,995	$170,262
Average net assets (000)	$1,646,324		$1,459,695		$641,058	$179,641	$163,819	$191,991
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(e)	.76%	(f)	.77%		.81%	.86%	.85%	.94%
Expenses, excluding distribution and service (12b-1) fees	.51%	(f)	.52%		.56%	.61%	.60%	.69%
Net investment income	2.90%	(f)	3.02%		3.58%	4.21%	4.11%	3.80%
For Class A, B, C, R and Z shares:
Portfolio turnover rate	31%	(g)	82%		196%	83%	82%	61%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares.

(f) Annualized.

(g)	Not annualized.

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	61

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended June 30,		Year Ended December 31,
	2011(a)		2010(a)		2009(a)	2008(a)	2007(a)	2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.47		$11.40		$10.47	$10.88	$10.76	$10.82
Income (loss) from investment operations:
Net investment income	.12		.26		.31	.37	.36	.33
Net realized and unrealized gain (loss) on investment transactions	.09		.19		1.00	(.37)	.18	.02
Total from investment operations	.21		.45		1.31	-	.54	.35
Less Dividends and Distributions:
Dividends from net investment income	(.18)		(.38)		(.38)	(.41)	(.42)	(.41)
Capital Contributions:	-		-	(b)	-	-	-	-
Net asset value, end of period	$11.50		$11.47		$11.40	$10.47	$10.88	$10.76
Total Return(c):	1.87%		4.01%		12.64%	- (d)	5.16%	3.26%

Ratios/Supplemental Data:
Net assets, end of period (000)	$43,771		$38,478		$20,847	$9,354	$15,023	$26,071
Average net assets (000)	$40,847		$29,898		$14,980	$12,519	$20,803	$34,619
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	1.51%	(f)	1.52%		1.56%	1.61%	1.60%	1.69%
Expenses, excluding distribution and service (12b-1) fees	.51%	(f)	.52%		.56%	.61%	.60%	.69%
Net investment income	2.15%	(f)	2.26%		2.83%	3.44%	3.33%	3.05%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(d) Less than .005%

(e) Does not include expenses of the underlying portfolio in which the Fund invests.

(f) Annualized.

See Notes to Financial Statements.

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Class C Shares
	Six Months Ended June 30,		Year Ended December 31,
	2011(a)		2010(a)		2009(a)	2008(a)	2007(a)	2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.48		$11.40		$10.47	$10.88	$10.76	$10.82
Income (loss) from investment operations:
Net investment income	.12		.27		.34	.40	.39	.35
Net realized and unrealized gain (loss) on investment transactions	.08		.20		1.01	(.37)	.18	.02
Total from investment operations	.20		.47		1.35	.03	.57	.37
Less Dividends and Distributions:
Dividends from net investment income	(.18)		(.39)		(.42)	(.44)	(.45)	(.43)
Capital Contributions:	-		-	(b)	-	-	-	-
Net asset value, end of period	$11.50		$11.48		$11.40	$10.47	$10.88	$10.76
Total Return(c):	1.78%		4.19%		13.05%	.27%	5.42%	3.51%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,376,673		$1,345,828		$789,883	$35,727	$23,035	$26,739
Average net assets (000)	$1,339,561		$1,133,925		$341,332	$27,757	$24,817	$31,763
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(e)	1.51%	(f)	1.45%		1.31%	1.36%	1.35%	1.44%
Expenses, excluding distribution and service (12b-1) fees	.51%	(f)	.52%		.56%	.61%	.60%	.69%
Net investment income	2.15%	(f)	2.33%		3.08%	3.72%	3.60%	3.30%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .75% of the average daily net assets of the Class C shares through April 30, 2010.

(f)	Annualized.

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	63

Financial Highlights

(Unaudited) continued

Class R Shares
	Six Months Ended June 30,		Year Ended December 31,
	2011(a)		2010(a)		2009(a)	2008(a)	2007(a)	2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.47		$11.40		$10.47	$10.88	$10.76	$10.82
Income (loss) from investment operations:
Net investment income	.15		.32		.36	.43	.42	.38
Net realized and unrealized gain (loss) on investment transactions	.09		.19		1.01	(.37)	.18	.02
Total from investment operations	.24		.51		1.37	.06	.60	.40
Less Dividends and Distributions:
Dividends from net investment income	(.21)		(.44)		(.44)	(.47)	(.48)	(.46)
Capital Contributions:	-		-	(b)	-	-	-	-
Net asset value, end of period	$11.50		$11.47		$11.40	$10.47	$10.88	$10.76
Total Return(c):	2.12%		4.52%		13.25%	.53%	5.70%	3.78%

Ratios/Supplemental Data:
Net assets, end of period (000)	$19,939		$16,009		$6,982	$730	$141	$101
Average net assets (000)	$18,075		$11,902		$2,614	$301	$115	$66
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(e)	1.01%	(f)	1.02%		1.06%	1.11%	1.10%	1.19%
Expenses, excluding distribution and service (12b-1) fees	.51%	(f)	.52%		.56%	.61%	.60%	.69%
Net investment income	2.66%	(f)	2.76%		3.34%	4.04%	3.88%	3.58%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.

(f) Annualized.

See Notes to Financial Statements.

64	Visit our website at www.prudentialfunds.com

Class Z Shares
	Six Months Ended June 30,		Year Ended December 31,
	2011(a)		2010(a)		2009(a)	2008(a)	2007(a)	2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.50		$11.42		$10.50	$10.91	$10.79	$10.85
Income (loss) from investment operations:
Net investment income	.18		.38		.43	.48	.47	.43
Net realized and unrealized gain (loss) on investment transactions	.09		.20		.98	(.37)	.18	.03
Total from investment operations	.27		.58		1.41	.11	.65	.46
Less Dividends and Distributions:
Dividends from net investment income	(.24)		(.50)		(.49)	(.52)	(.53)	(.52)
Capital Contributions:	-		-	(b)	-	-	-	-
Net asset value, end of period	$11.53		$11.50		$11.42	$10.50	$10.91	$10.79
Total Return(c):	2.38%		5.14%		13.69%	1.02%	6.22%	4.29%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,399,841		$1,205,119		$673,025	$67,989	$61,719	$44,597
Average net assets (000)	$1,256,366		$979,716		$325,438	$62,409	$50,253	$48,027
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	.51%	(e)	.52%		.56%	.61%	.60%	.69%
Expenses, excluding distribution and service (12b-1) fees	.51%	(e)	.52%		.56%	.61%	.60%	.69%
Net investment income	3.15%	(e)	3.26%		3.83%	4.45%	4.38%	4.05%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	65

Approval of Advisory Agreements (Unaudited)

The Fund’s Board of Directors

The Board of Directors (the “Board”) of Prudential Short-Term Corporate Bond Fund, Inc. (the “Fund”) consists of 10 individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on June 6-8, 2011, and approved the renewal of the agreements through July 31, 2012, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PI and PIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group were objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles over the one-, three-, five- and 10-year periods ending December 31, 2010, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality, and extent of services provided by PI and the subadviser, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not

Prudential Short-Term Corporate Bond Fund, Inc.

Approval of Advisory Agreements (continued)

identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers, and other information, as well as information furnished at or in advance of the meetings on June 6-8, 2011.

The Directors determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PIM, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are in the interest of the Fund and its shareholders in light of the services provided, fees charged, and such other matters as the Directors considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Directors reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality, and Extent of Services

The Board received and considered information regarding the nature, quality, and extent of services provided to the Fund by PI and PIM. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Directors of the Fund. The Board also considered the investment subadvisory services provided by PIM, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board reviewed the qualifications, backgrounds, and responsibilities of PI’s senior management responsible for the oversight of the Fund and PIM, and also reviewed the qualifications, backgrounds, and responsibilities of PIM’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and PIM’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and PIM. The Board also noted that it received favorable compliance reports

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from the Fund’s Chief Compliance Officer (“CCO”) as to both PI and PIM. The Board noted that PIM is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent, and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by PIM, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and PIM under the management and subadvisory agreements.

Performance of the Fund

The Board received and considered information about the Fund’s historical performance. The Board considered that the Fund’s gross performance in relation to its Peer Universe (the Lipper Short-Intermediate Investment-Grade Debt Universe) was in the first quartile over the three-, five- and 10-year periods, and in the third quartile over the one-year period. The Board also noted that the Fund outperformed its benchmark index over all periods. The Board concluded that, in light of the Fund’s competitive performance, it would be in the interest of the Fund and its shareholders to renew the agreements.

Fees and Expenses

The Board considered that the Fund’s actual management fee (which reflects any subsidies, expense caps, or waivers) and the Fund’s total expenses both ranked in the Expense Group’s first quartile. The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable. The Board did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI.

Prudential Short-Term Corporate Bond Fund, Inc.

Approval of Advisory Agreements (continued)

Economies of Scale

The Board noted that the management fee schedule for the Fund does not contain breakpoints that would reduce the fee rate on assets above specified levels. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. In light of the Fund’s current size and expense structure, the Board concluded that the absence of breakpoints in the Fund’s fee schedule is acceptable at this time.

Other Benefits to PI and PIM

The Board considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included brokerage commissions that may be received by affiliates of PI, fees received by affiliates of PI for serving as the Fund’s securities lending agent, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as benefits to the reputation or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by PIM included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to the reputation. The Board concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

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■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and, if available, the summary prospectus, contain this and other information about the Fund. An investor may obtain a prospectus and, if available, the summary prospectus, by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and, if available, the summary prospectus, should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Short-Term Corporate Bond Fund, Inc., Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Prudential Short-Term Corporate Bond Fund, Inc.
Share Class	A	B	C	R	Z
NASDAQ	PBSMX	PSMBX	PIFCX	JDTRX	PIFZX
CUSIP	74441R102	74441R201	74441R300	74441R409	74441R508

MF140E2    0206854-00001-00

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:       Prudential Short-Term Corporate Bond Fund, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	August 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date:	August 18, 2011

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	August 18, 2011